NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
8,472 shares (cost $94,709)	$98,535
VP Inflation Protection Fund - Class I (ACVIP1)
80,160 shares (cost $816,829)	812,017
Global Allocation V.I. Fund - Class I (BRVGA1)
72,278 shares (cost $1,195,644)	1,121,034
Global Allocation V.I. Fund - Class II (MLVGA2)
235,073 shares (cost $3,819,437)	3,634,226
VIP Small Cap Value Series: Service Class (DWVSVS)
4,244 shares (cost $143,382)	168,370
VA Global Bond Portfolio (DFVGB)
11,324 shares (cost $122,500)	120,033
VA Inflation-Protected Securities Portfolio (DFVIPS)
760 shares (cost $7,460)	7,528
VA International Small Portfolio (DFVIS)
5,410 shares (cost $61,403)	61,616
VA International Value Portfolio (DFVIV)
8,007 shares (cost $90,979)	89,355
VA Short-Term Fixed Portfolio (DFVSTF)
2,372 shares (cost $24,234)	24,148
VA U.S. Large Value Portfolio (DFVULV)
16,770 shares (cost $375,621)	401,634
VA U.S. Targeted Value Portfolio (DFVUTV)
6,330 shares (cost $113,659)	122,369
Stock Index Fund, Inc. - Initial Shares (DSIF)
117,415 shares (cost $4,430,749)	5,384,644
Global Income Builder VIP - Class A (DSGIBA)
4,488 shares (cost $104,765)	105,470
Franklin Income Securities Fund - Class 2 (FTVIS2)
177,267 shares (cost $2,726,574)	2,726,369
Rising Dividends Securities Fund - Class 1 (FTVRDI)
98,948 shares (cost $2,292,707)	2,524,163
Small Cap Value Securities Fund - Class 1 (FTVSVI)
270,075 shares (cost $4,613,439)	5,382,592
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
164,933 shares (cost $1,461,015)	1,213,910
Templeton Foreign Securities Fund - Class 2 (TIF2)
134,338 shares (cost $2,197,618)	1,828,346
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
196,212 shares (cost $3,458,067)	3,188,443
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
185,747 shares (cost $1,314,921)	1,315,089
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
18,795 shares (cost $297,476)	298,462
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
7,558 shares (cost $54,291)	53,891
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
71,736 shares (cost $1,153,157)	1,208,744
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
191,224 shares (cost $859,296)	935,083
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
172,146 shares (cost $1,958,269)	1,952,134
Forty Portfolio: Service Shares (JACAS)
60,005 shares (cost $2,052,442)	1,847,541

Global Technology Portfolio: Service Shares (JAGTS)
156,607 shares (cost $1,248,577)	$1,329,591
Overseas Portfolio: Service Shares (JAIGS)
89,302 shares (cost $2,361,684)	2,131,636
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,955 shares (cost $33,036)	32,128
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
142,431 shares (cost $2,322,850)	2,190,584
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
28,373 shares (cost $655,030)	640,377
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
29,712 shares (cost $498,977)	480,746
Value Series - Initial Class (MVFIC)
477,207 shares (cost $7,996,156)	9,019,203
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
114,699 shares (cost $2,572,153)	2,549,750
Core Plus Fixed Income Portfolio - Class I (MSVFI)
39,645 shares (cost $416,007)	423,014
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2,290 shares (cost $23,908)	23,979
NVIT Investor Destinations Managed Growth Class I (IDPG)
2,156 shares (cost $22,154)	22,747
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
3,931 shares (cost $41,213)	39,816
NVIT Cardinal Managed Growth Class I (NCPG)
7,609 shares (cost $79,766)	77,227
NVIT Bond Index Fund Class I (NVBX)
34,579 shares (cost $364,984)	357,547
NVIT International Index Fund Class I (NVIX)
30,879 shares (cost $273,372)	263,705
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
384,095 shares (cost $6,019,871)	6,287,641
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
266,338 shares (cost $5,838,453)	6,306,888
American Funds NVIT Bond Fund - Class II (GVABD2)
87,980 shares (cost $1,011,246)	995,048
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
100,580 shares (cost $2,743,461)	2,655,303
American Funds NVIT Growth Fund - Class II (GVAGR2)
56,649 shares (cost $3,771,495)	4,216,358
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
29,796 shares (cost $1,287,627)	1,539,584
Federated NVIT High Income Bond Fund - Class I (HIBF)
231,744 shares (cost $1,572,187)	1,513,286
NVIT Emerging Markets Fund - Class I (GEM)
230,852 shares (cost $2,525,703)	2,260,044
NVIT International Equity Fund - Class I (GIG)
61,393 shares (cost $634,423)	578,320
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
39,968 shares (cost $327,326)	373,703
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
126,636 shares (cost $1,214,563)	1,229,639
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
261,778 shares (cost $3,024,317)	3,442,384
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
369,027 shares (cost $3,780,736)	3,420,876
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
177,448 shares (cost $1,966,423)	1,921,766

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
370,033 shares (cost $4,185,318)	$3,822,440
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
64,787 shares (cost $677,694)	645,930
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
637,143 shares (cost $7,067,407)	6,702,746
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,652,941 shares (cost $16,966,187)	15,124,414
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
53,882 shares (cost $604,383)	566,835
NVIT Core Bond Fund - Class I (NVCBD1)
83,191 shares (cost $913,644)	886,821
NVIT Core Plus Bond Fund - Class I (NVLCP1)
32,946 shares (cost $377,841)	366,355
NVIT Nationwide Fund - Class I (TRF)
163,367 shares (cost $1,527,290)	2,615,508
NVIT Government Bond Fund - Class I (GBF)
271,269 shares (cost $3,100,955)	2,908,007
NVIT International Index Fund - Class II (GVIX2)
59,481 shares (cost $571,420)	507,969
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
709,793 shares (cost $7,359,021)	8,915,000
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
30,047 shares (cost $459,939)	454,305
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
23,878 shares (cost $394,738)	407,359
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
85,969 shares (cost $902,989)	853,670
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,171,948 shares (cost $23,202,085)	27,084,191
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,227,935 shares (cost $36,376,851)	42,350,512
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
134,150 shares (cost $1,469,500)	1,485,045
NVIT Mid Cap Index Fund - Class I (MCIF)
159,109 shares (cost $3,587,949)	3,856,791
NVIT Money Market Fund - Class I (SAM)
5,696,760 shares (cost $5,696,760)	5,696,760
NVIT Money Market Fund - Class V (SAM5)
355,217 shares (cost $355,217)	355,217
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
205,867 shares (cost $2,399,140)	1,992,792
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
127,544 shares (cost $1,378,881)	1,229,525
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
375,155 shares (cost $4,179,125)	4,104,196
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
183,066 shares (cost $1,935,232)	1,863,607
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
309,844 shares (cost $3,514,092)	3,141,821
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
7,271 shares (cost $76,870)	77,150
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
305,594 shares (cost $3,375,851)	3,254,572
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
78,909 shares (cost $1,509,276)	1,229,398
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
99,522 shares (cost $1,364,145)	1,480,894

NVIT Multi-Manager Small Company Fund - Class I (SCF)
105,343 shares (cost $2,062,905)	$2,261,711
NVIT Multi-Sector Bond Fund - Class I (MSBF)
269,179 shares (cost $2,450,987)	2,457,608
NVIT Short Term Bond Fund - Class I (NVSTB1)
8,596 shares (cost $89,160)	88,367
NVIT Short Term Bond Fund - Class II (NVSTB2)
76,675 shares (cost $798,841)	785,153
NVIT Large Cap Growth Fund - Class I (NVOLG1)
930,981 shares (cost $16,233,069)	14,811,914
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
49,410 shares (cost $622,821)	617,136
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
19,629 shares (cost $299,516)	295,999
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
19,911 shares (cost $350,860)	338,483
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
19,000 shares (cost $193,918)	187,914
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
146,361 shares (cost $1,864,901)	1,817,808
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
83,611 shares (cost $1,121,696)	1,090,293
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
22,679 shares (cost $263,131)	249,696
Templeton NVIT International Value Fund - Class III (NVTIV3)
179,459 shares (cost $2,199,044)	1,905,857
Invesco NVIT Comstock Value Fund - Class I (EIF)
186,943 shares (cost $2,133,281)	3,284,582
NVIT Real Estate Fund - Class I (NVRE1)
666,527 shares (cost $5,311,720)	4,199,122
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
4,642 shares (cost $51,302)	52,223
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
16,115 shares (cost $182,308)	185,478
NVIT Small Cap Index Fund Class II (NVSIX2)
36,734 shares (cost $464,314)	457,335
NVIT S&P 500 Index Fund Class I (GVEX1)
250,557 shares (cost $3,616,451)	3,770,879
Short Duration Bond Portfolio - I Class Shares (AMTB)
184,186 shares (cost $1,959,585)	1,937,637
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
10,728 shares (cost $237,185)	226,580
Socially Responsive Portfolio - I Class Shares (AMSRS)
34,270 shares (cost $635,478)	773,474
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
13,434 shares (cost $153,155)	151,136
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
13,681 shares (cost $155,870)	148,303
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
12,343 shares (cost $143,510)	139,100
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
112,844 shares (cost $2,274,825)	2,289,604
VP Inflation Protection Fund - Class II (ACVIP2)
170,598 shares (cost $1,793,079)	1,724,746
VP Mid Cap Value Fund - Class I (ACVMV1)
183,233 shares (cost $3,262,844)	3,868,055
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
199,337 shares (cost $2,920,442)	3,763,489

Appreciation Portfolio - Initial Shares (DCAP)
38,488 shares (cost $1,643,920)	$1,578,403
Quality Bond Fund II - Primary Shares (FQB)
101,996 shares (cost $1,156,923)	1,119,918
VIP Energy Portfolio - Service Class 2 (FNRS2)
163,708 shares (cost $3,383,346)	3,375,651
VIP Equity-Income Portfolio - Service Class (FEIS)
233,760 shares (cost $4,918,661)	5,109,989
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
70,955 shares (cost $791,886)	872,040
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
219,805 shares (cost $2,566,998)	2,754,158
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
280,754 shares (cost $3,292,172)	3,573,995
VIP Growth Portfolio - Service Class (FGS)
65,789 shares (cost $3,629,807)	3,888,123
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
375,408 shares (cost $4,788,352)	4,692,596
VIP Mid Cap Portfolio - Service Class (FMCS)
248,902 shares (cost $7,814,995)	8,388,011
VIP Overseas Portfolio - Service Class (FOS)
105,349 shares (cost $2,091,574)	1,868,893
VIP Value Strategies Portfolio - Service Class (FVSS)
9,535 shares (cost $146,556)	150,076
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,586 shares (cost $18,207)	17,956
Global Securities Fund/VA - Non-Service Shares (OVGS)
102,209 shares (cost $4,045,074)	3,579,353
International Growth Fund/VA - Non-Service Shares (OVIG)
223,340 shares (cost $474,264)	464,547
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
169,069 shares (cost $4,229,828)	4,803,240
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
122,583 shares (cost $2,869,789)	2,951,794
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
75,541 shares (cost $405,585)	373,172
All Asset Portfolio - Administrative Class (PMVAAA)
49,348 shares (cost $513,100)	493,971
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
6,644 shares (cost $49,394)	52,292
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
51,624 shares (cost $510,812)	504,885
Low Duration Portfolio - Administrative Class (PMVLDA)
284,729 shares (cost $3,010,161)	2,915,629
Total Return Portfolio - Administrative Class (PMVTRA)
224,100 shares (cost $2,428,128)	2,384,425
VT Growth & Income Fund: Class IB (PVGIB)
613 shares (cost $9,155)	15,939
VT Growth Opportunities Fund: Class IB (PVGOB)
427 shares (cost $3,279)	3,303
VI American Franchise Fund - Series I Shares (ACEG)
10,874 shares (cost $548,184)	582,607
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
1,560 shares (cost $19,894)	20,079
Variable Fund - Multi-Hedge Strategies (RVARS)
6,736 shares (cost $160,851)	161,326
T. Rowe Price Health Sciences Portfolio (TRHSP)
22,629 shares (cost $836,177)	783,857

Health Sciences Portfolio - II (TRHS2)
62,907 shares (cost $2,364,303)	$2,099,832
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
46,511 shares (cost $936,995)	1,122,783
Variable Insurance Portfolios - Asset Strategy (WRASP)
537,093 shares (cost $5,485,277)	4,320,377
Variable Insurance Portfolios - Balanced (WRBP)
313 shares (cost $2,403)	2,337
Variable Insurance Portfolios - Bond (WRBDP)
564 shares (cost $3,079)	2,970
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
387 shares (cost $1,799)	1,742
Variable Insurance Portfolios - High Income (WRHIP)
316,132 shares (cost $1,160,648)	1,140,571
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
29,045 shares (cost $291,846)	274,117
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,806 shares (cost $9,349)	8,448
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
1,316 shares (cost $7,462)	6,760
Variable Insurance Portfolios - Science and Technology (WRSTP)
194 shares (cost $4,348)	4,325
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
237 shares (cost $2,500)	2,300
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
39,331 shares (cost $381,909)	327,631

Total Investments	$357,602,569

Other Accounts Receivable	5,154
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,615
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,328
Accounts Receivable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	464
Accounts Receivable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	418
Accounts Receivable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	1,174
Accounts Receivable - NVIT Short Term Bond Fund - Class II (NVSTB2)	1,199
Accounts Receivable - VT Growth Opportunities Fund: Class IB (PVGOB)	4
Accounts Receivable - Variable Insurance Portfolios - Bond (WRBDP)	1
Accounts Receivable - Variable Insurance Portfolios - Global Natural Resources (WRGNR)	3
Accounts Receivable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	7
Accounts Receivable - Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	3
Accounts Payable - VP Mid Cap Value Fund - Class I (ACVMV1)	(1,244)
Accounts Payable - VA Inflation-Protected Securities Portfolio (DFVIPS)	(2)
Accounts Payable - VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	(254)
Accounts Payable - American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	(4,565)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(8,565)
Accounts Payable - Variable Insurance Portfolios - Balanced (WRBP)	(1)
Accounts Payable - Variable Insurance Portfolios - Small Cap Growth (WRSCP)	(4)
Accounts Payable - Variable Insurance Portfolios - Science and Technology (WRSTP)	(9)

$357,601,295

Contract Owners’ Equity:
Accumulation units	357,601,295

Total Contract Owners’ Equity (note 8)	$357,601,295

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIPS
Reinvested dividends	$5,555,753	814	12,755	14,252	40,734	1,124	2,036	-

Net investment income (loss)	5,555,753	814	12,755	14,252	40,734	1,124	2,036	-

Realized gain (loss) on investments	5,348,016	(3,940)	(37,764)	(3,032)	(80,655)	4,433	28	-
Change in unrealized gain (loss) on investments	(5,326,906)	7,152	53,448	31,722	173,065	34,477	(1,797)	68

Net gain (loss) on investments	21,110	3,212	15,684	28,690	92,410	38,910	(1,769)	68

Reinvested capital gains	22,497,291	22	4,554	-	-	13,988	646	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,074,154	4,048	32,993	42,942	133,144	54,022	913	68

Investment Activity:	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	DSGIBA	FTVIS2
Reinvested dividends	$1,398	2,743	161	6,804	937	99,997	-	102,993

Net investment income (loss)	1,398	2,743	161	6,804	937	99,997	-	102,993

Realized gain (loss) on investments	(25)	(1,005)	1	(921)	122	180,377	-	(18,055)
Change in unrealized gain (loss) on investments	1,481	6,449	(45)	52,705	15,627	80,272	706	211,926

Net gain (loss) on investments	1,456	5,444	(44)	51,784	15,749	260,649	706	193,871

Reinvested capital gains	486	-	-	2,604	3,326	169,241	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,340	8,187	117	61,192	20,012	529,887	706	296,864

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVIS1	FTVFA1
Reinvested dividends	$37,917	48,810	9,197	35,699	-	46,425	12,676	2,057

Net investment income (loss)	37,917	48,810	9,197	35,699	-	46,425	12,676	2,057

Realized gain (loss) on investments	104,322	241,683	(65,886)	(86,018)	(100,115)	(9,052)	(1,336)	(1,595)
Change in unrealized gain (loss) on investments	(67,739)	280,094	229,027	149,940	198,191	73,933	23,897	4,669

Net gain (loss) on investments	36,583	521,777	163,141	63,922	98,076	64,881	22,561	3,074

Reinvested capital gains	275,633	676,039	-	31,975	2,361	39,299	-	1,623

Net increase (decrease) in contract owners’ equity resulting from operations	$350,133	1,246,626	172,338	131,596	100,437	150,605	35,237	6,754

Investment Activity:	FTVGB1	IVKMG1	IVBRA1	JACAS	JAGTS	JAIGS	LOVTRC	MV2IGI
Reinvested dividends	$-	-	5,801	16,305	2,403	152,762	840	5,234

Net investment income (loss)	-	-	5,801	16,305	2,403	152,762	840	5,234

Realized gain (loss) on investments	(82,142)	20,035	(28,846)	(132,595)	56,747	(911,168)	(200)	(7,665)
Change in unrealized gain (loss) on investments	139,069	(108,294)	127,928	(105,048)	130,963	516,418	(907)	(70,194)

Net gain (loss) on investments	56,927	(88,259)	99,082	(237,643)	187,710	(394,750)	(1,107)	(77,859)

Reinvested capital gains	436	93,405	-	242,579	92,819	88,780	122	101,005

Net increase (decrease) in contract owners’ equity resulting from operations	$57,363	5,146	104,883	21,241	282,932	(153,208)	(145)	28,380

Investment Activity:	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI	IDPGI	IDPG	NCPGI
Reinvested dividends	$7,354	-	171,320	27,464	8,323	467	424	920

Net investment income (loss)	7,354	-	171,320	27,464	8,323	467	424	920

Realized gain (loss) on investments	1,047	(44,274)	327,238	86,419	2,230	(41)	(23)	(492)
Change in unrealized gain (loss) on investments	(16,040)	63,813	(97,998)	(60,811)	14,995	805	723	1,341

Net gain (loss) on investments	(14,993)	19,539	229,240	25,608	17,225	764	700	849

Reinvested capital gains	12,416	22,028	661,744	55,528	-	-	-	66

Net increase (decrease) in contract owners’ equity resulting from operations	$4,777	41,567	1,062,304	108,600	25,548	1,231	1,124	1,835

Investment Activity:	NCPG	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$1,880	7,149	6,152	135,081	109,380	29,109	38,415	8,830

Net investment income (loss)	1,880	7,149	6,152	135,081	109,380	29,109	38,415	8,830

Realized gain (loss) on investments	(290)	33	(1,428)	59,615	113,374	14,203	104,890	354,603
Change in unrealized gain (loss) on investments	2,734	(4,881)	505	316,302	(111,669)	(23,267)	(391,979)	(847,970)

Net gain (loss) on investments	2,444	(4,848)	(923)	375,917	1,705	(9,064)	(287,089)	(493,367)

Reinvested capital gains	-	633	-	553,228	346,445	4,019	245,264	823,894

Net increase (decrease) in contract owners’ equity resulting from operations	$4,324	2,934	5,229	1,064,226	457,530	24,064	(3,410)	339,357

Investment Activity:	GVAGI2	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1
Reinvested dividends	$17,277	82,960	17,695	11,775	7,292	9,223	23,159	77,158

Net investment income (loss)	17,277	82,960	17,695	11,775	7,292	9,223	23,159	77,158

Realized gain (loss) on investments	31,345	(24,729)	(61,991)	(5,855)	4,810	105	204,728	98,336
Change in unrealized gain (loss) on investments	(101,195)	141,669	204,241	1,769	(10,041)	82,376	(252,735)	(179,953)

Net gain (loss) on investments	(69,850)	116,940	142,250	(4,086)	(5,231)	82,481	(48,007)	(81,617)

Reinvested capital gains	205,522	-	-	-	-	55,133	335,562	267,991

Net increase (decrease) in contract owners’ equity resulting from operations	$152,949	199,900	159,945	7,689	2,061	146,837	310,714	263,532

Investment Activity:	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Reinvested dividends	$49,695	102,572	17,397	182,963	397,102	15,596	25,964	11,434

Net investment income (loss)	49,695	102,572	17,397	182,963	397,102	15,596	25,964	11,434

Realized gain (loss) on investments	9,365	32,832	(13,173)	173,913	(33,328)	4,690	24	(909)
Change in unrealized gain (loss) on investments	(36,880)	(150,561)	9,499	(331,190)	(486,892)	(12,665)	5,825	(3,497)

Net gain (loss) on investments	(27,515)	(117,729)	(3,674)	(157,277)	(520,220)	(7,975)	5,849	(4,406)

Reinvested capital gains	85,151	276,418	21,189	450,411	1,226,651	24,435	1,255	1,245

Net increase (decrease) in contract owners’ equity resulting from operations	$107,331	261,261	34,912	476,097	1,103,533	32,056	33,068	8,273

Investment Activity:	TRF	GBF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$35,956	56,825	12,773	141,814	9,312	7,222	17,096	502,337

Net investment income (loss)	35,956	56,825	12,773	141,814	9,312	7,222	17,096	502,337

Realized gain (loss) on investments	229,948	(34,265)	(24,621)	329,647	57,177	7,186	(2,276)	348,692
Change in unrealized gain (loss) on investments	8,308	4,315	8,100	(331,899)	(46,282)	(1,552)	4,720	(483,290)

Net gain (loss) on investments	238,256	(29,950)	(16,521)	(2,252)	10,895	5,634	2,444	(134,598)

Reinvested capital gains	-	-	-	659,344	20,984	15,761	19,233	1,441,626

Net increase (decrease) in contract owners’ equity resulting from operations	$274,212	26,875	(3,748)	798,906	41,191	28,617	38,773	1,809,365

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1
Reinvested dividends	$737,281	28,437	43,696	377	258	30,137	35,820	34,630

Net investment income (loss)	737,281	28,437	43,696	377	258	30,137	35,820	34,630

Realized gain (loss) on investments	2,029,137	17,215	46,494	-	-	(67,905)	(19,770)	181,100
Change in unrealized gain (loss) on investments	(2,454,853)	(16,812)	221,892	-	-	(55,704)	48,022	(719,200)

Net gain (loss) on investments	(425,716)	403	268,386	-	-	(123,609)	28,252	(538,100)

Reinvested capital gains	3,106,092	53,295	314,813	124	18	45,501	-	592,194

Net increase (decrease) in contract owners’ equity resulting from operations	$3,417,657	82,135	626,895	501	276	(47,971)	64,072	88,724

Investment Activity:	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$32,144	-	949	43,085	-	8,355	6,636	77,722

Net investment income (loss)	32,144	-	949	43,085	-	8,355	6,636	77,722

Realized gain (loss) on investments	21,824	104,562	(389)	42,227	998	42,055	104,342	24,934
Change in unrealized gain (loss) on investments	24,406	(258,646)	2,492	149,611	(165,598)	133,080	20,829	91,119

Net gain (loss) on investments	46,230	(154,084)	2,103	191,838	(164,600)	175,135	125,171	116,053

Reinvested capital gains	190,989	343,162	2,929	279,521	255,214	128,801	301,793	-

Net increase (decrease) in contract owners’ equity resulting from operations	$269,363	189,078	5,981	514,444	90,614	312,291	433,600	193,775

Investment Activity:	NVSTB1	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP
Reinvested dividends	$1,731	12,962	110,001	10,848	5,988	6,581	3,670	36,905

Net investment income (loss)	1,731	12,962	110,001	10,848	5,988	6,581	3,670	36,905

Realized gain (loss) on investments	(554)	(553)	332,324	2,849	1,194	(903)	(1,226)	11,132
Change in unrealized gain (loss) on investments	1,820	6,648	(3,249,429)	(4,161)	3,688	5,832	843	(23,442)

Net gain (loss) on investments	1,266	6,095	(2,917,105)	(1,312)	4,882	4,929	(383)	(12,310)

Reinvested capital gains	-	-	3,331,474	42,428	6,257	12,713	3,119	93,371

Net increase (decrease) in contract owners’ equity resulting from operations	$2,997	19,057	524,370	51,964	17,127	24,223	6,406	117,966

Investment Activity:	NVDMAP	NVDMCP	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2
Reinvested dividends	$20,863	5,283	40,363	84,463	86,699	814	2,568	3,419

Net investment income (loss)	20,863	5,283	40,363	84,463	86,699	814	2,568	3,419

Realized gain (loss) on investments	5,891	(425)	(96,276)	303,192	(312,675)	(205)	(789)	(4,442)
Change in unrealized gain (loss) on investments	(20,529)	(397)	40,897	137,157	180,996	2,944	10,582	18,920

Net gain (loss) on investments	(14,638)	(822)	(55,379)	440,349	(131,679)	2,739	9,793	14,478

Reinvested capital gains	76,825	8,791	27,674	-	345,743	299	2,134	30,771

Net increase (decrease) in contract owners’ equity resulting from operations	$83,050	13,252	12,658	524,812	300,763	3,852	14,495	48,668

Investment Activity:	GVEX1	AMTB	AMMCGS	AMSRS	NOTB3	NOTG3	NOTMG3	ALVSVA
Reinvested dividends	$68,936	13,424	-	5,262	1,943	2,263	1,884	10,677

Net investment income (loss)	68,936	13,424	-	5,262	1,943	2,263	1,884	10,677

Realized gain (loss) on investments	58,285	(12,691)	(566)	78,461	(692)	(1,020)	(748)	(1,633)
Change in unrealized gain (loss) on investments	149,299	16,328	(1,354)	(48,255)	4,946	5,971	6,002	295,274

Net gain (loss) on investments	207,584	3,637	(1,920)	30,206	4,254	4,951	5,254	293,641

Reinvested capital gains	59,621	-	11,119	27,018	-	-	-	100,316

Net increase (decrease) in contract owners’ equity resulting from operations	$336,141	17,061	9,199	62,486	6,197	7,214	7,138	404,634

Investment Activity:	ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS	FF10S
Reinvested dividends	$30,205	57,710	29,507	24,838	41,445	14,097	105,001	12,301

Net investment income (loss)	30,205	57,710	29,507	24,838	41,445	14,097	105,001	12,301

Realized gain (loss) on investments	(30,002)	206,799	195,799	12,557	(3,373)	(56,571)	142,514	22,939
Change in unrealized gain (loss) on investments	61,382	291,281	243,275	(140,340)	6,669	849,099	200,686	(9,244)

Net gain (loss) on investments	31,380	498,080	439,074	(127,783)	3,296	792,528	343,200	13,695

Reinvested capital gains	12,306	153,045	279,719	217,702	-	-	277,037	21,942

Net increase (decrease) in contract owners’ equity resulting from operations	$73,891	708,835	748,300	114,757	44,741	806,625	725,238	47,938

Investment Activity:	FF20S	FF30S	FGS	FIGBS	FMCS	FOS	FVSS	GVGMNS
Reinvested dividends	$39,382	47,837	-	108,496	33,845	25,958	1,493	50

Net investment income (loss)	39,382	47,837	-	108,496	33,845	25,958	1,493	50

Realized gain (loss) on investments	76,991	38,693	212,655	(11,489)	195,594	(48,877)	11,200	(75)
Change in unrealized gain (loss) on investments	(32,597)	3,234	(541,173)	112,851	200,766	(83,971)	(3,767)	767

Net gain (loss) on investments	44,394	41,927	(328,518)	101,362	396,360	(132,848)	7,433	692

Reinvested capital gains	89,858	117,058	346,149	2,129	467,697	3,283	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$173,634	206,822	17,631	211,987	897,902	(103,607)	8,926	742

Investment Activity:	OVGS	OVIG	OVGI	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA
Reinvested dividends	$36,051	2,943	52,155	12,989	18,753	12,166	503	9,776

Net investment income (loss)	36,051	2,943	52,155	12,989	18,753	12,166	503	9,776

Realized gain (loss) on investments	(60,405)	(1,682)	436,569	66,087	(11,152)	(9,851)	(10,132)	(14,153)
Change in unrealized gain (loss) on investments	(203,379)	(7,649)	(525,641)	270,322	16,659	50,089	15,610	62,640

Net gain (loss) on investments	(263,784)	(9,331)	(89,072)	336,409	5,507	40,238	5,478	48,487

Reinvested capital gains	228,511	6,260	554,372	96,297	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$778	(128)	517,455	445,695	24,260	52,404	5,981	58,263

Investment Activity:	PMVLDA	PMVTRA	PVGIB	PVGOB	PVTVB	ACEG	AVMCCI	RVARS
Reinvested dividends	$40,185	28,079	239	-	34	-	15	154

Net investment income (loss)	40,185	28,079	239	-	34	-	15	154

Realized gain (loss) on investments	(21,268)	(19,145)	(9)	-	103	68,368	(375)	2,749
Change in unrealized gain (loss) on investments	19,233	26,530	1,433	23	(167)	(111,083)	1,617	(3,659)

Net gain (loss) on investments	(2,035)	7,385	1,424	23	(64)	(42,715)	1,242	(910)

Reinvested capital gains	-	-	422	-	110	52,362	1,269	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,150	35,464	2,085	23	80	9,647	2,526	(756)

Investment Activity:	TRHSP	TRHS2	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRGNR
Reinvested dividends	$-	-	5,757	26,647	72	62	18	9

Net investment income (loss)	-	-	5,757	26,647	72	62	18	9

Realized gain (loss) on investments	(65,162)	302,754	(204,979)	(256,963)	(1,103)	(9)	(707)	(39)
Change in unrealized gain (loss) on investments	(14,760)	(772,772)	829,553	98,685	333	46	235	309

Net gain (loss) on investments	(79,922)	(470,018)	624,574	(158,278)	(770)	37	(472)	270

Reinvested capital gains	5,691	16,025	-	-	781	7	478	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,231)	(453,993)	630,331	(131,631)	83	106	24	279

Investment Activity:	WRGP	WRHIP	WRMCG	WRPAP	WRPMAP	WRSTP	WRSCP	WFVSCG
Reinvested dividends	$1	71,555	-	114	94	-	-	-

Net investment income (loss)	1	71,555	-	114	94	-	-	-

Realized gain (loss) on investments	(227)	(28,303)	(24,874)	(33)	(74)	79	(9)	(5,676)
Change in unrealized gain (loss) on investments	(259)	102,956	20,278	(431)	(243)	(156)	(151)	776

Net gain (loss) on investments	(486)	74,653	(4,596)	(464)	(317)	(77)	(160)	(4,900)

Reinvested capital gains	450	-	17,322	749	515	145	204	31,250

Net increase (decrease) in contract owners’ equity resulting from operations	$(35)	146,208	12,726	399	292	68	44	26,350

Investment Activity:	CAF
Reinvested dividends	$404

Net investment income (loss)	404

Realized gain (loss) on investments	(26,959)
Change in unrealized gain (loss) on investments	(2,015)

Net gain (loss) on investments	(28,974)

Reinvested capital gains	27,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(662)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		ALVDAA		ACVIP1		BRVGA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,555,753	5,760,028	814	647	12,755	42,717	14,252	10,169
Realized gain (loss) on investments	5,348,016	10,864,210	(3,940)	2,526	(37,764)	(61,708)	(3,032)	1,409
Change in unrealized gain (loss) on investments	(5,326,906)	(41,045,384)	7,152	(3,668)	53,448	(11,701)	31,722	(69,418)
Reinvested capital gains	22,497,291	20,700,566	22	1,299	4,554	-	-	47,440

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,154	(3,720,580)	4,048	804	32,993	(30,692)	42,942	(10,400)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,368,710	29,064,849	19,797	26,354	82,736	202,516	222,956	297,266
Transfers between funds	-	-	(5,746)	(75)	(148,610)	(917,522)	31,855	(10,074)
Surrenders (note 6)	(18,921,554)	(21,491,550)	-	-	(22,792)	(3,540)	(5,195)	(188)
Death benefits (note 4)	(1,253,847)	(685,775)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,730,710)	564,210	(250)	(46,614)	271	(1,821)	(3,918)	(14,250)
Deductions for surrender charges (note 2d)	(729,782)	(1,102,072)	-	-	(4,820)	(12,019)	(1,949)	(290)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,131,153)	(14,841,352)	(5,374)	(4,601)	(48,741)	(146,885)	(65,064)	(58,118)
Asset charges (note 3)	(1,145,902)	(1,327,527)	(507)	(536)	(3,130)	(11,475)	(6,072)	(4,899)
Adjustments to maintain reserves	609	(682)	2	(32)	8	(4)	3	3

Net equity transactions	(11,543,629)	(9,819,899)	7,922	(25,504)	(145,078)	(890,750)	172,616	209,450

Net change in contract owners’ equity	16,530,525	(13,540,479)	11,970	(24,700)	(112,085)	(921,442)	215,558	199,050
Contract owners’ equity beginning of period	341,070,770	354,611,249	86,566	111,266	924,105	1,845,547	905,480	706,430

Contract owners’ equity end of period	$357,601,295	341,070,770	98,536	86,566	812,020	924,105	1,121,038	905,480

CHANGES IN UNITS:
Beginning units	21,117,478	21,438,443	7,276	9,250	95,192	185,774	75,507	58,490
Units purchased	3,204,005	3,433,545	1,828	2,187	8,802	21,344	21,852	25,334
Units redeemed	(3,746,292)	(3,754,510)	(1,109)	(4,161)	(24,107)	(111,926)	(7,571)	(8,317)

Ending units	20,575,191	21,117,478	7,995	7,276	79,887	95,192	89,788	75,507

	MLVGA2		DWVSVS		DFVGB		DFVIPS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,734	41,927	1,124	1,062	2,036	968	-	-
Realized gain (loss) on investments	(80,655)	5,713	4,433	(17,260)	28	(187)	-	-
Change in unrealized gain (loss) on investments	173,065	(302,980)	34,477	(16,779)	(1,797)	38	68	-
Reinvested capital gains	-	220,889	13,988	23,840	646	257	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,144	(34,451)	54,022	(9,137)	913	1,076	68	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	329,335	343,943	9,456	11,783	13,107	6,736	-	-
Transfers between funds	(536,990)	(113,651)	40,611	(145,753)	49,813	(1,268)	7,460	-
Surrenders (note 6)	(198,167)	(289,467)	(75,066)	(25,183)	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(385)	54,364	(935)	617	(114)	(14,499)	-	-
Deductions for surrender charges (note 2d)	(994)	(6,650)	-	(2,527)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(162,136)	(170,464)	(7,495)	(9,285)	(5,060)	(3,557)	-	-
Asset charges (note 3)	(12,461)	(15,348)	(582)	(617)	(322)	(273)	-	-
Adjustments to maintain reserves	12	(12)	(8)	1	5	-	(2)	-

Net equity transactions	(581,786)	(197,285)	(34,019)	(170,964)	57,429	(12,861)	7,458	-

Net change in contract owners’ equity	(448,642)	(231,736)	20,003	(180,101)	58,342	(11,785)	7,526	-
Contract owners’ equity beginning of period	4,082,871	4,314,607	148,365	328,466	61,692	73,477	-	-

Contract owners’ equity end of period	$3,634,229	4,082,871	168,368	148,365	120,034	61,692	7,526	-

CHANGES IN UNITS:
Beginning units	248,157	259,964	12,168	25,198	5,762	6,969	-	-
Units purchased	17,722	21,653	938	3,723	5,794	513	754	-
Units redeemed	(53,399)	(33,460)	(2,572)	(16,753)	(535)	(1,720)	-	-

Ending units	212,480	248,157	10,534	12,168	11,021	5,762	754	-

	DFVIS		DFVIV		DFVSTF		DFVULV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,398	773	2,743	1,766	161	32	6,804	6,540
Realized gain (loss) on investments	(25)	(1,435)	(1,005)	(802)	1	1	(921)	5,248
Change in unrealized gain (loss) on investments	1,481	1,585	6,449	(5,486)	(45)	(25)	52,705	(37,451)
Reinvested capital gains	486	1,196	-	-	-	10	2,604	14,542

Net increase (decrease) in contract owners’ equity resulting from operations	3,340	2,119	8,187	(4,522)	117	18	61,192	(11,121)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,754	40,460	32,874	19,192	14,007	9,158	40,009	88,675
Transfers between funds	(1,819)	(25,705)	952	6,316	2,059	(2,469)	25,157	22,237
Surrenders (note 6)	-	(174)	-	-	-	-	(10,000)	(170)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(22)	-	(22)	-	-	-	(2,275)	(31)
Deductions for surrender charges (note 2d)	-	(212)	-	-	-	-	-	(207)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,399)	(3,696)	(6,851)	(4,031)	(2,606)	(1,409)	(17,008)	(12,149)
Asset charges (note 3)	(258)	(145)	(428)	(286)	(109)	(52)	(1,980)	(1,535)
Adjustments to maintain reserves	(7)	10	(6)	(2)	-	5	1	4

Net equity transactions	21,249	10,538	26,519	21,189	13,351	5,233	33,904	96,824

Net change in contract owners’ equity	24,589	12,657	34,706	16,667	13,468	5,251	95,096	85,703
Contract owners’ equity beginning of period	37,024	24,367	54,644	37,977	10,682	5,431	306,540	220,837

Contract owners’ equity end of period	$61,613	37,024	89,350	54,644	24,150	10,682	401,636	306,540

CHANGES IN UNITS:
Beginning units	2,780	1,936	4,785	3,094	1,057	539	18,953	13,189
Units purchased	2,325	3,403	3,042	2,231	1,581	906	3,912	11,436
Units redeemed	(750)	(2,559)	(656)	(540)	(267)	(388)	(1,975)	(5,672)

Ending units	4,355	2,780	7,171	4,785	2,371	1,057	20,890	18,953

	DFVUTV		DSIF		DSGIBA		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$937	883	99,997	91,830	-	-	102,993	107,044
Realized gain (loss) on investments	122	156	180,377	318,539	-	-	(18,055)	1,573
Change in unrealized gain (loss) on investments	15,627	(9,101)	80,272	(491,531)	706	-	211,926	(270,255)
Reinvested capital gains	3,326	4,579	169,241	140,271	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,012	(3,483)	529,887	59,109	706	-	296,864	(161,638)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,185	24,559	314,020	260,800	50,009	-	159,403	147,230
Transfers between funds	11,891	4,677	159,092	50,077	55,513	-	447,805	(60,504)
Surrenders (note 6)	-	-	(409,693)	(276,758)	-	-	(39,703)	(229,812)
Death benefits (note 4)	-	-	-	-	-	-	-	(33,400)
Net policy repayments (loans) (note 5)	(1,778)	-	2,725	(76,140)	-	-	(77,701)	29,012
Deductions for surrender charges (note 2d)	-	-	(18,005)	(14,488)	-	-	(578)	(4,421)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,247)	(2,877)	(196,649)	(206,519)	(721)	-	(90,956)	(104,368)
Asset charges (note 3)	(475)	(344)	(14,554)	(16,893)	(37)	-	(7,488)	(8,380)
Adjustments to maintain reserves	14	(11)	(6)	15	(1)	-	(13)	11

Net equity transactions	37,590	26,004	(163,070)	(279,906)	104,763	-	390,769	(264,632)

Net change in contract owners’ equity	57,602	22,521	366,817	(220,797)	105,469	-	687,633	(426,270)
Contract owners’ equity beginning of period	64,775	42,254	5,017,828	5,238,625	-	-	2,038,728	2,464,998

Contract owners’ equity end of period	$122,377	64,775	5,384,645	5,017,828	105,469	-	2,726,361	2,038,728

CHANGES IN UNITS:
Beginning units	4,196	2,594	239,108	252,393	-	-	127,563	143,355
Units purchased	2,721	1,690	21,145	16,301	10,207	-	38,661	9,157
Units redeemed	(699)	(88)	(30,555)	(29,586)	(73)	-	(16,615)	(24,949)

Ending units	6,218	4,196	229,698	239,108	10,134	-	149,609	127,563

	FTVRDI		FTVSVI		FTVDM2		TIF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$37,917	40,838	48,810	43,164	9,197	25,492	35,699	63,447
Realized gain (loss) on investments	104,322	152,476	241,683	277,753	(65,886)	(68,466)	(86,018)	(46,066)
Change in unrealized gain (loss) on investments	(67,739)	(526,789)	280,094	(1,341,639)	229,027	(367,525)	149,940	(207,527)
Reinvested capital gains	275,633	254,172	676,039	684,810	-	162,337	31,975	64,803

Net increase (decrease) in contract owners’ equity resulting from operations	350,133	(79,303)	1,246,626	(335,912)	172,338	(248,162)	131,596	(125,343)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	82,824	91,242	247,826	207,133	81,589	94,569	127,141	130,301
Transfers between funds	150,549	(210,452)	66,722	(92,622)	91,638	(152,352)	96,592	37,632
Surrenders (note 6)	(61,483)	(69,895)	(177,179)	(326,860)	(63,575)	(56,949)	(204,155)	(102,994)
Death benefits (note 4)	-	(597)	-	(21,406)	-	-	-	-
Net policy repayments (loans) (note 5)	(40,424)	(30,996)	(78,019)	(5,399)	3,893	(5,752)	(4,719)	(26,117)
Deductions for surrender charges (note 2d)	(6,834)	(2,556)	(7,721)	(9,836)	(4,302)	(3,763)	(1,833)	(7,422)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(82,918)	(87,710)	(153,932)	(160,190)	(53,875)	(61,228)	(68,009)	(76,861)
Asset charges (note 3)	(4,429)	(7,001)	(12,944)	(15,600)	(3,306)	(4,370)	(5,145)	(6,928)
Adjustments to maintain reserves	(10)	6	(18)	5	-	3	(7)	7

Net equity transactions	37,275	(317,959)	(115,265)	(424,775)	52,062	(189,842)	(60,135)	(52,382)

Net change in contract owners’ equity	387,408	(397,262)	1,131,361	(760,687)	224,400	(438,004)	71,461	(177,725)
Contract owners’ equity beginning of period	2,136,747	2,534,009	4,251,218	5,011,905	989,512	1,427,516	1,756,882	1,934,607

Contract owners’ equity end of period	$2,524,155	2,136,747	5,382,579	4,251,218	1,213,912	989,512	1,828,343	1,756,882

CHANGES IN UNITS:
Beginning units	104,518	119,716	203,077	222,216	130,526	151,392	215,097	221,480
Units purchased	11,007	4,989	13,476	10,548	23,444	11,423	20,542	18,357
Units redeemed	(9,387)	(20,187)	(19,579)	(29,687)	(17,623)	(32,289)	(26,779)	(24,740)

Ending units	106,138	104,518	196,974	203,077	136,347	130,526	208,860	215,097

	FTVGI2		FTVFA2		FTVIS1		FTVFA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	230,534	46,425	39,287	12,676	8,428	2,057	1,732
Realized gain (loss) on investments	(100,115)	(32,746)	(9,052)	12,253	(1,336)	340	(1,595)	(823)
Change in unrealized gain (loss) on investments	198,191	(342,034)	73,933	(130,847)	23,897	(23,531)	4,669	(3,734)
Reinvested capital gains	2,361	14,973	39,299	2,148	-	-	1,623	87

Net increase (decrease) in contract owners’ equity resulting from operations	100,437	(129,273)	150,605	(77,159)	35,237	(14,763)	6,754	(2,738)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	127,538	119,628	38,183	67,261	65,846	70,551	6,835	11,649
Transfers between funds	307,897	4,021	43,914	(111,663)	4,594	30,109	(69)	(2,446)
Surrenders (note 6)	(135,969)	(52,183)	(41,731)	(13,241)	(651)	(160)	-	(2,449)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	13,293	13,093	(61,495)	(7,077)	(6,138)	-	65	(271)
Deductions for surrender charges (note 2d)	(8,295)	(5,534)	(1,310)	(1,675)	(305)	(195)	-	(1,244)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,114)	(102,700)	(26,199)	(26,067)	(23,324)	(22,215)	(4,667)	(4,809)
Asset charges (note 3)	(9,901)	(10,728)	(4,393)	(4,830)	(1,585)	(1,291)	(331)	(335)
Adjustments to maintain reserves	2	(6)	5	(2)	(252)	2	6	(4)

Net equity transactions	194,451	(34,409)	(53,026)	(97,294)	38,185	76,801	1,839	91

Net change in contract owners’ equity	294,888	(163,682)	97,579	(174,453)	73,422	62,038	8,593	(2,647)
Contract owners’ equity beginning of period	2,893,554	3,057,236	1,217,506	1,391,959	224,786	162,748	45,302	47,949

Contract owners’ equity end of period	$3,188,442	2,893,554	1,315,085	1,217,506	298,208	224,786	53,895	45,302

CHANGES IN UNITS:
Beginning units	299,800	303,125	93,954	100,743	18,870	12,728	3,500	3,485
Units purchased	47,862	20,805	4,503	5,070	5,902	7,998	573	838
Units redeemed	(26,738)	(24,130)	(8,791)	(11,859)	(2,877)	(1,856)	(402)	(823)

Ending units	320,924	299,800	89,666	93,954	21,895	18,870	3,671	3,500

	FTVGB1		IVKMG1		IVBRA1		JACAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	41,481	-	-	5,801	28,456	16,305	27,608
Realized gain (loss) on investments	(82,142)	(2,663)	20,035	64,277	(28,846)	(3,080)	(132,595)	30,000
Change in unrealized gain (loss) on investments	139,069	(64,761)	(108,294)	(127,106)	127,928	(117,445)	(105,048)	(247,283)
Reinvested capital gains	436	2,611	93,405	79,527	-	59,237	242,579	432,205

Net increase (decrease) in contract owners’ equity resulting from operations	57,363	(23,332)	5,146	16,698	104,883	(32,832)	21,241	242,530

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	105,902	174,579	39,553	44,485	66,849	64,047	147,056	102,815
Transfers between funds	583,304	34,808	4,732	(37,060)	1,053,020	479,036	(211,159)	(96,821)
Surrenders (note 6)	(131,997)	(168)	(39,164)	(64,301)	(24,262)	(5,815)	(104,146)	(271,541)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(211)	(190)	(6,742)	(3,602)	(9,149)	(2,106)	(17,868)	28,243
Deductions for surrender charges (note 2d)	(2,101)	(499)	(1,015)	(5,396)	-	-	(1,611)	(11,265)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,913)	(23,883)	(35,084)	(40,153)	(33,649)	(19,766)	(75,273)	(85,883)
Asset charges (note 3)	(4,971)	(2,256)	(2,727)	(4,040)	(4,109)	(2,169)	(6,383)	(7,504)
Adjustments to maintain reserves	-	(4)	2	5	(1)	(8)	11	(3)

Net equity transactions	496,013	182,387	(40,445)	(110,062)	1,048,699	513,219	(269,373)	(341,959)

Net change in contract owners’ equity	553,376	159,055	(35,299)	(93,364)	1,153,582	480,387	(248,132)	(99,429)
Contract owners’ equity beginning of period	655,366	496,311	970,388	1,063,752	798,546	318,159	2,095,680	2,195,109

Contract owners’ equity end of period	$1,208,742	655,366	935,089	970,388	1,952,128	798,546	1,847,548	2,095,680

CHANGES IN UNITS:
Beginning units	60,814	44,166	65,910	73,123	80,730	30,846	91,472	107,249
Units purchased	67,173	19,510	3,458	3,277	103,003	52,268	5,382	5,464
Units redeemed	(19,310)	(2,862)	(6,332)	(10,490)	(6,956)	(2,384)	(17,749)	(21,241)

Ending units	108,677	60,814	63,036	65,910	176,777	80,730	79,105	91,472

	JAGTS		JAIGS		LOVTRC		MV2IGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,403	7,754	152,762	14,030	840	-	5,234	4,530
Realized gain (loss) on investments	56,747	(26,744)	(911,168)	(77,464)	(200)	-	(7,665)	(10,711)
Change in unrealized gain (loss) on investments	130,963	(98,273)	516,418	(241,912)	(907)	-	(70,194)	(62,072)
Reinvested capital gains	92,819	127,729	88,780	71,067	122	-	101,005	53,203

Net increase (decrease) in contract owners’ equity resulting from operations	282,932	10,466	(153,208)	(234,279)	(145)	-	28,380	(15,050)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	106,081	109,589	195,857	141,818	1,461	-	32,142	26,991
Transfers between funds	(596,835)	822,648	(434,061)	673,233	31,176	-	1,334,624	922,481
Surrenders (note 6)	(230,109)	(73,399)	(82,566)	(63,645)	-	-	(32,186)	(6,325)
Death benefits (note 4)	-	-	-	-	-	-	-	(21,140)
Net policy repayments (loans) (note 5)	(4,277)	(50,096)	(8,270)	(8,368)	-	-	4,518	(11,513)
Deductions for surrender charges (note 2d)	(1,900)	(13,511)	(4,860)	(6,647)	-	-	(2,343)	(231)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,678)	(35,445)	(134,182)	(84,499)	(335)	-	(36,421)	(28,055)
Asset charges (note 3)	(6,738)	(3,778)	(12,223)	(8,414)	(29)	-	(2,717)	(2,573)
Adjustments to maintain reserves	3	(5)	1	(8)	(3)	-	(7)	7

Net equity transactions	(815,453)	756,003	(480,304)	643,470	32,270	-	1,297,610	879,642

Net change in contract owners’ equity	(532,521)	766,469	(633,512)	409,191	32,125	-	1,325,990	864,592
Contract owners’ equity beginning of period	1,862,111	1,095,642	2,765,145	2,355,954	-	-	864,592	-

Contract owners’ equity end of period	$1,329,590	1,862,111	2,131,633	2,765,145	32,125	-	2,190,582	864,592

CHANGES IN UNITS:
Beginning units	119,611	73,647	301,466	234,243	-	-	87,690	-
Units purchased	28,450	67,226	24,994	88,262	3,228	-	129,367	95,449
Units redeemed	(73,046)	(21,262)	(77,354)	(21,039)	(35)	-	(7,605)	(7,759)

Ending units	75,015	119,611	249,106	301,466	3,193	-	209,452	87,690

	MVIVIC		MNDIC		MVFIC		MVIVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,354	5,196	-	-	171,320	158,717	27,464	32,939
Realized gain (loss) on investments	1,047	9,511	(44,274)	(1,526)	327,238	412,287	86,419	42,067
Change in unrealized gain (loss) on investments	(16,040)	3,801	63,813	(21,104)	(97,998)	(1,014,448)	(60,811)	(34,815)
Reinvested capital gains	12,416	2,660	22,028	14,762	661,744	398,313	55,528	18,848

Net increase (decrease) in contract owners’ equity resulting from operations	4,777	21,168	41,567	(7,868)	1,062,304	(45,131)	108,600	59,039

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	96,083	132,432	53,137	133,133	431,117	626,240	171,029	109,773
Transfers between funds	279,614	(58,379)	(63,651)	9,801	1,194,462	469,094	279,020	1,273,813
Surrenders (note 6)	-	(187)	(59,405)	(12,794)	(515,514)	(176,354)	(91,134)	(8,704)
Death benefits (note 4)	-	-	-	-	(105,536)	(2,443)	(49,601)	-
Net policy repayments (loans) (note 5)	(1,811)	(31,822)	(4,968)	5,072	(38,679)	6,051	(26,855)	(51,670)
Deductions for surrender charges (note 2d)	-	(227)	-	(2,017)	(13,999)	(12,948)	(1,482)	(1,037)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,694)	(13,447)	(16,253)	(18,464)	(287,288)	(261,816)	(129,373)	(98,869)
Asset charges (note 3)	(2,240)	(1,618)	(1,510)	(1,614)	(23,431)	(22,779)	(6,320)	(4,287)
Adjustments to maintain reserves	2	(4)	(3)	(10)	16	(10)	14	(6)

Net equity transactions	350,954	26,748	(92,653)	113,107	641,148	625,035	145,298	1,219,013

Net change in contract owners’ equity	355,731	47,916	(51,086)	105,239	1,703,452	579,904	253,898	1,278,052
Contract owners’ equity beginning of period	284,641	236,725	531,827	426,588	7,315,806	6,735,902	2,295,861	1,017,809

Contract owners’ equity end of period	$640,372	284,641	480,741	531,827	9,019,258	7,315,806	2,549,759	2,295,861

CHANGES IN UNITS:
Beginning units	19,281	17,102	39,957	31,446	327,764	299,560	135,488	63,861
Units purchased	24,635	15,140	4,685	10,742	66,693	60,337	44,984	81,633
Units redeemed	(2,227)	(12,961)	(11,521)	(2,231)	(40,275)	(32,133)	(35,566)	(10,006)

Ending units	41,689	19,281	33,121	39,957	354,182	327,764	144,906	135,488

	MSVFI		IDPGI		IDPG		NCPGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$8,323	16,169	467	206	424	52	920	479
Realized gain (loss) on investments	2,230	8,956	(41)	(10)	(23)	(20)	(492)	(577)
Change in unrealized gain (loss) on investments	14,995	(27,655)	805	(710)	723	(127)	1,341	(1,786)
Reinvested capital gains	-	-	-	-	-	-	66	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,548	(2,530)	1,231	(514)	1,124	(95)	1,835	(1,884)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,063	25,064	14,914	15,432	7,590	3,231	10,619	3,010
Transfers between funds	(5,479)	(18,270)	4,334	718	15,616	1,663	1,359	6,270
Surrenders (note 6)	(17,969)	(83,585)	-	-	-	-	(465)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,357	(469)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(1,220)	(13,701)	-	-	-	(235)	(1,180)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,552)	(25,538)	(8,262)	(5,101)	(4,363)	(1,832)	(5,894)	(4,873)
Asset charges (note 3)	(1,431)	(1,840)	(140)	(56)	(108)	(11)	(233)	(199)
Adjustments to maintain reserves	27	(8)	(3)	-	1	(2)	3	(3)

Net equity transactions	(26,204)	(118,347)	10,843	10,993	18,736	2,814	4,209	4,205

Net change in contract owners’ equity	(656)	(120,877)	12,074	10,479	19,860	2,719	6,044	2,321
Contract owners’ equity beginning of period	424,088	544,965	11,906	1,427	2,891	172	33,777	31,456

Contract owners’ equity end of period	$423,432	424,088	23,980	11,906	22,751	2,891	39,821	33,777

CHANGES IN UNITS:
Beginning units	28,605	36,519	1,205	140	296	17	3,464	3,096
Units purchased	1,635	3,254	1,917	1,571	2,317	484	1,177	1,910
Units redeemed	(3,324)	(11,168)	(831)	(506)	(441)	(205)	(779)	(1,542)

Ending units	26,916	28,605	2,291	1,205	2,172	296	3,862	3,464

	NCPG		NVBX		NVIX		NVAMV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,880	857	7,149	1,389	6,152	2,661	135,081	139,480
Realized gain (loss) on investments	(290)	326	33	(123)	(1,428)	2,449	59,615	129,061
Change in unrealized gain (loss) on investments	2,734	(5,264)	(4,881)	(2,039)	505	(8,128)	316,302	(1,244,077)
Reinvested capital gains	-	-	633	797	-	-	553,228	728,147

Net increase (decrease) in contract owners’ equity resulting from operations	4,324	(4,081)	2,934	24	5,229	(3,018)	1,064,226	(247,389)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,602	66,941	12,785	1,684	43,585	18,544	242,968	312,851
Transfers between funds	648	6,620	278,961	33,759	115,659	57,332	43,949	(129,475)
Surrenders (note 6)	-	-	-	-	-	-	(196,752)	(337,369)
Death benefits (note 4)	-	-	-	-	-	-	(7,376)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	(2,262)	(46,310)	33,770
Deductions for surrender charges (note 2d)	-	(234)	-	-	-	-	(15,034)	(13,996)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,323)	(3,411)	(6,054)	(1,332)	(8,212)	(6,903)	(205,531)	(226,196)
Asset charges (note 3)	(552)	(505)	(657)	(187)	(635)	(515)	(16,546)	(20,342)
Adjustments to maintain reserves	(4)	(5)	(2)	(4)	-	3	9	(18)

Net equity transactions	7,371	69,406	285,033	33,920	150,397	66,199	(200,623)	(380,775)

Net change in contract owners’ equity	11,695	65,325	287,967	33,944	155,626	63,181	863,603	(628,164)
Contract owners’ equity beginning of period	65,527	202	69,578	35,634	108,081	44,900	5,424,040	6,052,204

Contract owners’ equity end of period	$77,222	65,527	357,545	69,578	263,707	108,081	6,287,643	5,424,040

CHANGES IN UNITS:
Beginning units	6,813	20	6,760	3,467	11,863	4,881	230,837	246,559
Units purchased	1,432	7,209	27,831	3,440	17,809	7,986	13,904	14,238
Units redeemed	(699)	(416)	(621)	(147)	(992)	(1,004)	(22,560)	(29,960)

Ending units	7,546	6,813	33,970	6,760	28,680	11,863	222,181	230,837

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$109,380	61,412	29,109	10,390	38,415	17,690	8,830	30,985
Realized gain (loss) on investments	113,374	89,437	14,203	5,193	104,890	132,643	354,603	162,864
Change in unrealized gain (loss) on investments	(111,669)	(300,960)	(23,267)	(17,783)	(391,979)	(231,157)	(847,970)	(52,965)
Reinvested capital gains	346,445	190,583	4,019	319	245,264	245,538	823,894	113,996

Net increase (decrease) in contract owners’ equity resulting from operations	457,530	40,472	24,064	(1,881)	(3,410)	164,714	339,357	254,880

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	607,147	466,832	88,753	70,785	325,744	270,370	189,662	220,975
Transfers between funds	1,313,373	175,376	201,588	14,741	(288,594)	97,393	(185,889)	64,586
Surrenders (note 6)	(127,673)	(40,143)	(39,812)	(37,144)	(33,368)	(187,279)	(298,384)	(72,911)
Death benefits (note 4)	(3,308)	(14,829)	(2,691)	-	(3,364)	-	(3,367)	-
Net policy repayments (loans) (note 5)	(89,026)	(40,919)	5,243	3,182	(1,581)	8,953	3,708	(52,277)
Deductions for surrender charges (note 2d)	(14,042)	(3,222)	(1,522)	(3,412)	(1,433)	(5,111)	(7,206)	(10,177)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(281,283)	(217,969)	(38,757)	(35,002)	(105,866)	(109,203)	(138,308)	(147,347)
Asset charges (note 3)	(19,511)	(16,223)	(3,338)	(2,852)	(9,380)	(9,718)	(12,726)	(14,002)
Adjustments to maintain reserves	(387)	(37)	(5)	(5)	5	4	(14)	(36)

Net equity transactions	1,385,290	308,866	209,459	10,293	(117,837)	65,409	(452,524)	(11,189)

Net change in contract owners’ equity	1,842,820	349,338	233,523	8,412	(121,247)	230,123	(113,167)	243,691
Contract owners’ equity beginning of period	4,459,503	4,110,165	761,520	753,108	2,776,559	2,546,436	4,329,421	4,085,730

Contract owners’ equity end of period	$6,302,323	4,459,503	995,043	761,520	2,655,312	2,776,559	4,216,254	4,329,421

CHANGES IN UNITS:
Beginning units	268,535	249,935	57,838	57,067	149,827	146,400	244,566	245,634
Units purchased	110,394	46,280	20,535	6,539	18,082	19,395	13,715	18,429
Units redeemed	(30,759)	(27,680)	(4,750)	(5,768)	(24,892)	(15,968)	(39,900)	(19,497)

Ending units	348,170	268,535	73,623	57,838	143,017	149,827	218,381	244,566

	GVAGI2		HIBF		GEM		GIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17,277	12,084	82,960	85,336	17,695	19,237	11,775	2,544
Realized gain (loss) on investments	31,345	106,568	(24,729)	(21,200)	(61,991)	(31,834)	(5,855)	(5,418)
Change in unrealized gain (loss) on investments	(101,195)	(192,538)	141,669	(95,173)	204,241	(367,521)	1,769	(37,437)
Reinvested capital gains	205,522	97,554	-	14,800	-	-	-	19,955

Net increase (decrease) in contract owners’ equity resulting from operations	152,949	23,668	199,900	(16,237)	159,945	(380,118)	7,689	(20,356)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,725	86,732	72,574	110,896	212,473	202,239	67,812	99,753
Transfers between funds	18,271	(19,548)	(78,205)	(37,879)	108,798	15,765	69,687	26,012
Surrenders (note 6)	(31,100)	(137,149)	(140,179)	(722,817)	(116,684)	(228,008)	(5,100)	(42,749)
Death benefits (note 4)	(3,432)	-	-	(66,265)	-	(2,622)	-	-
Net policy repayments (loans) (note 5)	16,742	(15,654)	8,938	72,550	35,006	6,378	(5,975)	2,317
Deductions for surrender charges (note 2d)	(17,082)	(265)	(1,815)	(14,915)	(5,659)	(5,066)	(161)	(2,942)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,696)	(71,663)	(54,275)	(65,489)	(95,144)	(104,755)	(24,277)	(27,357)
Asset charges (note 3)	(5,448)	(5,672)	(5,215)	(6,510)	(7,021)	(8,660)	(1,718)	(2,038)
Adjustments to maintain reserves	(111)	(3)	4	4	5	3	1	(5)

Net equity transactions	(3,131)	(163,222)	(198,173)	(730,425)	131,774	(124,726)	100,269	52,991

Net change in contract owners’ equity	149,818	(139,554)	1,727	(746,662)	291,719	(504,844)	107,958	32,635
Contract owners’ equity beginning of period	1,389,676	1,529,230	1,511,563	2,258,225	1,968,324	2,473,168	470,360	437,725

Contract owners’ equity end of period	$1,539,494	1,389,676	1,513,290	1,511,563	2,260,043	1,968,324	578,318	470,360

CHANGES IN UNITS:
Beginning units	92,230	102,595	85,128	123,863	240,457	253,805	49,659	44,801
Units purchased	6,891	5,761	6,726	7,565	47,279	38,266	15,776	11,001
Units redeemed	(7,145)	(16,126)	(17,197)	(46,300)	(31,419)	(51,614)	(4,904)	(6,143)

Ending units	91,976	92,230	74,657	85,128	256,317	240,457	60,531	49,659

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,292	1,160	9,223	8,828	23,159	26,754	77,158	105,237
Realized gain (loss) on investments	4,810	13,490	105	42,209	204,728	121,947	98,336	82,395
Change in unrealized gain (loss) on investments	(10,041)	(42,296)	82,376	(152,519)	(252,735)	(753,462)	(179,953)	(545,041)
Reinvested capital gains	-	15,906	55,133	96,951	335,562	588,232	267,991	300,583

Net increase (decrease) in contract owners’ equity resulting from operations	2,061	(11,740)	146,837	(4,531)	310,714	(16,529)	263,532	(56,826)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	178	-	16,641	19,155	185,025	245,573	452,710	579,787
Transfers between funds	(4,788)	(13,171)	(7,636)	(206,416)	(51,545)	(8,045)	(322,632)	(205,221)
Surrenders (note 6)	(1,613)	(8,092)	(3,305)	(4,472)	(200,785)	(93,902)	(320,509)	(67,452)
Death benefits (note 4)	-	-	-	-	-	(1,786)	-	-
Net policy repayments (loans) (note 5)	(3,314)	(1,383)	(2,217)	(3,794)	(83,013)	(25,286)	(135,586)	(47,497)
Deductions for surrender charges (note 2d)	(7)	(4,189)	(154)	(478)	(7,270)	(5,905)	(2,882)	(8,249)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,144)	(14,350)	(12,644)	(14,216)	(104,253)	(114,082)	(140,312)	(147,779)
Asset charges (note 3)	(1,172)	(1,603)	(1,999)	(2,423)	(11,312)	(13,019)	(14,928)	(16,244)
Adjustments to maintain reserves	7	(46)	(3)	10	4	(1)	(3)	(4)

Net equity transactions	(22,853)	(42,834)	(11,317)	(212,634)	(273,149)	(16,453)	(484,142)	87,341

Net change in contract owners’ equity	(20,792)	(54,574)	135,520	(217,165)	37,565	(32,982)	(220,610)	30,515
Contract owners’ equity beginning of period	395,669	450,243	1,094,123	1,311,288	3,404,902	3,437,884	3,641,482	3,610,967

Contract owners’ equity end of period	$374,877	395,669	1,229,643	1,094,123	3,442,467	3,404,902	3,420,872	3,641,482

CHANGES IN UNITS:
Beginning units	41,921	46,167	76,170	90,303	206,881	208,011	262,584	256,282
Units purchased	-	-	1,261	1,453	13,185	15,327	49,022	54,245
Units redeemed	(2,453)	(4,246)	(2,076)	(15,586)	(30,105)	(16,457)	(83,888)	(47,943)

Ending units	39,468	41,921	75,355	76,170	189,961	206,881	227,718	262,584

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$49,695	46,452	102,572	110,570	17,397	13,498	182,963	233,060
Realized gain (loss) on investments	9,365	11,330	32,832	220,915	(13,173)	202	173,913	255,381
Change in unrealized gain (loss) on investments	(36,880)	(140,154)	(150,561)	(578,845)	9,499	(35,754)	(331,190)	(1,006,400)
Reinvested capital gains	85,151	61,395	276,418	235,867	21,189	17,845	450,411	449,568

Net increase (decrease) in contract owners’ equity resulting from operations	107,331	(20,977)	261,261	(11,493)	34,912	(4,209)	476,097	(68,391)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	218,746	208,946	401,707	457,308	57,009	54,714	592,623	514,805
Transfers between funds	59,068	12,706	30,609	(966,595)	(27,540)	5,209	(1,253,201)	3,684
Surrenders (note 6)	(36,208)	-	(119,733)	(93,012)	(4)	(5)	(218,894)	(558,345)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	198	(11,642)	40,940	(5,942)	1,187	603	(249,116)	(84,392)
Deductions for surrender charges (note 2d)	(662)	-	(4,815)	(2,392)	(190)	-	(6,082)	(8,843)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,011)	(93,997)	(173,971)	(177,029)	(28,892)	(25,704)	(369,885)	(376,338)
Asset charges (note 3)	(8,013)	(7,593)	(16,271)	(17,258)	(2,680)	(2,431)	(28,544)	(32,889)
Adjustments to maintain reserves	5	(10)	(4)	11	(1)	(11)	(7)	(19)

Net equity transactions	134,123	108,410	158,462	(804,909)	(1,111)	32,375	(1,533,106)	(542,337)

Net change in contract owners’ equity	241,454	87,433	419,723	(816,402)	33,801	28,166	(1,057,009)	(610,728)
Contract owners’ equity beginning of period	1,680,313	1,592,880	3,402,719	4,219,121	612,123	583,957	7,759,765	8,370,493

Contract owners’ equity end of period	$1,921,767	1,680,313	3,822,442	3,402,719	645,924	612,123	6,702,756	7,759,765

CHANGES IN UNITS:
Beginning units	121,759	114,207	242,684	297,463	46,960	44,508	556,849	594,818
Units purchased	17,232	16,062	35,803	36,414	8,114	4,628	47,174	53,719
Units redeemed	(7,970)	(8,510)	(24,458)	(91,193)	(7,797)	(2,176)	(153,732)	(91,688)

Ending units	131,021	121,759	254,029	242,684	47,277	46,960	450,291	556,849

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$397,102	517,412	15,596	17,269	25,964	22,400	11,434	4,977
Realized gain (loss) on investments	(33,328)	585,795	4,690	9,848	24	3,068	(909)	(1,860)
Change in unrealized gain (loss) on investments	(486,892)	(2,911,090)	(12,665)	(58,537)	5,825	(34,087)	(3,497)	(6,315)
Reinvested capital gains	1,226,651	1,632,812	24,435	26,474	1,255	3,537	1,245	1,537

Net increase (decrease) in contract owners’ equity resulting from operations	1,103,533	(175,071)	32,056	(4,946)	33,068	(5,082)	8,273	(1,661)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	915,664	1,194,064	37,916	27,953	34,515	45,264	29,529	18,577
Transfers between funds	(436,965)	(1,857,615)	(105,414)	72,525	224,223	1,202	72,902	130,727
Surrenders (note 6)	(606,979)	(1,079,348)	-	(124,160)	(29,007)	(12,231)	-	(778)
Death benefits (note 4)	(50,628)	(2,958)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	122,075	(390,723)	365	36,711	(49,660)	(31,781)	6,084	3,603
Deductions for surrender charges (note 2d)	(36,722)	(48,527)	-	(3,084)	(10,693)	(1,276)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(614,522)	(698,101)	(38,095)	(40,127)	(31,659)	(32,897)	(13,131)	(8,433)
Asset charges (note 3)	(56,150)	(71,658)	(2,547)	(3,033)	(3,035)	(3,156)	(1,022)	(697)
Adjustments to maintain reserves	(4)	10	-	3	(2)	4	7	-

Net equity transactions	(764,231)	(2,954,856)	(107,775)	(33,212)	134,682	(34,871)	94,369	142,999

Net change in contract owners’ equity	339,302	(3,129,927)	(75,719)	(38,158)	167,750	(39,953)	102,642	141,338
Contract owners’ equity beginning of period	14,785,114	17,915,041	642,551	680,709	719,076	759,029	263,715	122,377

Contract owners’ equity end of period	$15,124,416	14,785,114	566,832	642,551	886,826	719,076	366,357	263,715

CHANGES IN UNITS:
Beginning units	1,062,039	1,268,509	47,253	49,619	52,835	55,369	17,850	8,257
Units purchased	94,172	100,540	4,548	6,631	18,547	3,814	7,059	10,341
Units redeemed	(147,357)	(307,010)	(12,474)	(8,997)	(9,528)	(6,348)	(996)	(748)

Ending units	1,008,854	1,062,039	39,327	47,253	61,854	52,835	23,913	17,850

	TRF		GBF		GVIX2		GVIDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$35,956	33,510	56,825	52,900	12,773	13,288	141,814	124,090
Realized gain (loss) on investments	229,948	133,679	(34,265)	(12,051)	(24,621)	(2,595)	329,647	344,589
Change in unrealized gain (loss) on investments	8,308	(141,310)	4,315	(43,656)	8,100	(23,479)	(331,899)	(559,725)
Reinvested capital gains	-	-	-	-	-	-	659,344	-

Net increase (decrease) in contract owners’ equity resulting from operations	274,212	25,879	26,875	(2,807)	(3,748)	(12,786)	798,906	(91,046)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	149,929	181,587	228,723	284,760	16,680	20,994	647,130	758,667
Transfers between funds	(51,848)	(37,321)	2,954	6,669	4,973	70,550	(268,099)	(305,043)
Surrenders (note 6)	(187,028)	(103,805)	(147,919)	(126,126)	(115,993)	(2,026)	(198,414)	(207,688)
Death benefits (note 4)	-	(1,811)	-	(1,344)	-	-	(2,417)	-
Net policy repayments (loans) (note 5)	(96,492)	(42,134)	(10,173)	(18,363)	18,383	7,343	(171,834)	33,509
Deductions for surrender charges (note 2d)	(7,853)	(6,769)	(5,141)	(6,804)	(3,197)	(357)	(10,892)	(10,890)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,647)	(119,708)	(124,022)	(127,159)	(14,941)	(15,239)	(313,070)	(354,864)
Asset charges (note 3)	(8,349)	(10,657)	(10,540)	(12,060)	(1,301)	(1,672)	(29,852)	(36,189)
Adjustments to maintain reserves	(10)	(9)	4	-	(1)	(7)	219	(35)

Net equity transactions	(309,298)	(140,627)	(66,114)	(427)	(95,397)	79,586	(347,229)	(122,533)

Net change in contract owners’ equity	(35,086)	(114,748)	(39,239)	(3,234)	(99,145)	66,800	451,677	(213,579)
Contract owners’ equity beginning of period	2,650,664	2,765,412	2,947,738	2,950,972	607,110	540,310	8,465,651	8,679,230

Contract owners’ equity end of period	$2,615,578	2,650,664	2,908,499	2,947,738	507,965	607,110	8,917,328	8,465,651

CHANGES IN UNITS:
Beginning units	139,357	146,750	201,463	201,465	65,877	57,891	457,726	464,591
Units purchased	8,975	9,994	20,723	23,388	3,590	10,133	36,972	44,199
Units redeemed	(24,879)	(17,387)	(24,868)	(23,390)	(14,759)	(2,147)	(54,249)	(51,064)

Ending units	123,453	139,357	197,318	201,463	54,708	65,877	440,449	457,726

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$9,312	14,671	7,222	6,652	17,096	16,298	502,337	431,582
Realized gain (loss) on investments	57,177	7,294	7,186	22,364	(2,276)	1,204	348,692	623,888
Change in unrealized gain (loss) on investments	(46,282)	(43,466)	(1,552)	(48,427)	4,720	(47,193)	(483,290)	(2,224,696)
Reinvested capital gains	20,984	19,021	15,761	15,858	19,233	33,170	1,441,626	1,091,270

Net increase (decrease) in contract owners’ equity resulting from operations	41,191	(2,480)	28,617	(3,553)	38,773	3,479	1,809,365	(77,956)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,466	68,128	17,463	22,836	50,283	48,979	850,874	847,610
Transfers between funds	17,397	13,572	1,907	8,083	(96,343)	(4,195)	(265,486)	(347,223)
Surrenders (note 6)	(3,440)	-	(28,697)	(40,429)	-	(74,506)	(289,210)	(723,702)
Death benefits (note 4)	(458,644)	-	-	-	(11,734)	(27,408)	(14,996)	(7,249)
Net policy repayments (loans) (note 5)	(3,123)	(6,111)	(5,129)	(7,311)	1,491	(5,341)	(12,350)	(1,546)
Deductions for surrender charges (note 2d)	(555)	-	(1,453)	(2,102)	-	(3,014)	(9,496)	(16,107)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,599)	(36,109)	(18,940)	(21,592)	(52,328)	(57,785)	(849,974)	(894,268)
Asset charges (note 3)	(2,553)	(2,993)	(1,724)	(2,184)	(3,133)	(4,006)	(61,075)	(77,513)
Adjustments to maintain reserves	9	(8)	(11)	11	18	15	5	(4)

Net equity transactions	(445,042)	36,479	(36,584)	(42,688)	(111,746)	(127,261)	(651,708)	(1,220,002)

Net change in contract owners’ equity	(403,851)	33,999	(7,967)	(46,241)	(72,973)	(123,782)	1,157,657	(1,297,958)
Contract owners’ equity beginning of period	858,162	824,163	415,321	461,562	927,107	1,050,889	25,926,536	27,224,494

Contract owners’ equity end of period	$454,311	858,162	407,354	415,321	854,134	927,107	27,084,193	25,926,536

CHANGES IN UNITS:
Beginning units	51,374	49,253	21,844	24,147	62,329	70,838	1,504,455	1,574,486
Units purchased	2,993	4,799	1,076	1,637	3,450	3,443	50,520	51,400
Units redeemed	(28,782)	(2,678)	(3,034)	(3,940)	(10,704)	(11,952)	(88,115)	(121,431)

Ending units	25,585	51,374	19,886	21,844	55,075	62,329	1,466,860	1,504,455

	GVDMA		GVDMC		MCIF		SAM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$737,281	655,257	28,437	23,513	43,696	36,717	377	-
Realized gain (loss) on investments	2,029,137	1,994,247	17,215	57,998	46,494	71,292	-	-
Change in unrealized gain (loss) on investments	(2,454,853)	(3,798,109)	(16,812)	(148,841)	221,892	(406,706)	-	-
Reinvested capital gains	3,106,092	847,339	53,295	71,689	314,813	220,706	124	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,417,657	(301,266)	82,135	4,359	626,895	(77,991)	501	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,669,784	3,167,802	139,212	87,039	241,630	290,898	446,754	609,710
Transfers between funds	(2,515,938)	(819,529)	61,247	(5,887)	183,609	887	1,022,965	2,392,270
Surrenders (note 6)	(2,107,793)	(2,718,689)	(59,047)	(199,759)	(284,059)	(155,486)	(1,801,589)	(3,336,069)
Death benefits (note 4)	(313,220)	(40,163)	-	-	-	-	(14,229)	-
Net policy repayments (loans) (note 5)	(8,647)	2,277	1,017	5,494	(512)	7,964	(104,049)	1,427,134
Deductions for surrender charges (note 2d)	(109,179)	(122,545)	(590)	(27,531)	(6,872)	(20,397)	(46,574)	(135,435)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,445,257)	(1,635,969)	(104,933)	(104,465)	(110,689)	(105,313)	(443,244)	(622,374)
Asset charges (note 3)	(137,801)	(167,074)	(4,248)	(5,552)	(10,425)	(11,281)	(35,146)	(47,986)
Adjustments to maintain reserves	243	(17)	(3)	(4)	12	(10)	-	(3)

Net equity transactions	(3,967,808)	(2,333,907)	32,655	(250,665)	12,694	7,262	(975,112)	287,247

Net change in contract owners’ equity	(550,151)	(2,635,173)	114,790	(246,306)	639,589	(70,729)	(974,611)	287,247
Contract owners’ equity beginning of period	42,903,772	45,538,945	1,370,254	1,616,560	3,217,238	3,287,967	6,662,806	6,375,559

Contract owners’ equity end of period	$42,353,621	42,903,772	1,485,044	1,370,254	3,856,827	3,217,238	5,688,195	6,662,806

CHANGES IN UNITS:
Beginning units	2,370,910	2,498,172	84,257	99,372	132,864	132,344	580,279	555,262
Units purchased	144,640	159,761	9,222	5,601	13,671	13,984	156,518	252,696
Units redeemed	(358,022)	(287,023)	(7,090)	(20,716)	(14,122)	(13,464)	(241,437)	(227,679)

Ending units	2,157,528	2,370,910	86,389	84,257	132,413	132,864	495,360	580,279

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$258	-	30,137	17,181	35,820	15,917	34,630	22,241
Realized gain (loss) on investments	-	-	(67,905)	(19,463)	(19,770)	(26,094)	181,100	135,749
Change in unrealized gain (loss) on investments	-	-	(55,704)	(149,416)	48,022	(50,428)	(719,200)	(405,223)
Reinvested capital gains	18	-	45,501	141,761	-	-	592,194	395,856

Net increase (decrease) in contract owners’ equity resulting from operations	276	-	(47,971)	(9,937)	64,072	(60,605)	88,724	148,623

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,817,735	1,423,521	146,573	191,123	66,617	73,772	158,497	240,296
Transfers between funds	(2,191,010)	(860,510)	(24,290)	(30,291)	19,236	12,275	(320,941)	249,633
Surrenders (note 6)	(73,395)	(26,819)	(199,276)	(105,740)	(26,677)	(154,893)	(231,544)	(205,786)
Death benefits (note 4)	-	-	-	(2,045)	-	(452)	(5,080)	(4,373)
Net policy repayments (loans) (note 5)	1,869	31,786	(43,572)	(4,487)	8,771	52,937	(34,371)	(44,894)
Deductions for surrender charges (note 2d)	(4)	(652)	(9,203)	(6,151)	(1,466)	(5,180)	(10,522)	(17,087)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,005)	(76,984)	(90,840)	(105,636)	(43,460)	(53,111)	(137,900)	(162,768)
Asset charges (note 3)	(5,485)	(4,149)	(6,646)	(9,056)	(3,209)	(4,798)	(11,468)	(15,041)
Adjustments to maintain reserves	8	(3)	7	(15)	6	6	6	(1)

Net equity transactions	(525,287)	486,190	(227,247)	(72,298)	19,818	(79,444)	(593,323)	39,979

Net change in contract owners’ equity	(525,011)	486,190	(275,218)	(82,235)	83,890	(140,049)	(504,599)	188,602
Contract owners’ equity beginning of period	880,230	394,040	2,267,980	2,350,215	1,145,647	1,285,696	4,608,799	4,420,197

Contract owners’ equity end of period	$355,219	880,230	1,992,762	2,267,980	1,229,537	1,145,647	4,104,200	4,608,799

CHANGES IN UNITS:
Beginning units	88,023	39,404	232,674	239,927	132,572	141,163	277,817	275,599
Units purchased	182,437	204,109	18,879	20,187	12,100	10,521	11,853	32,752
Units redeemed	(234,949)	(155,490)	(42,682)	(27,440)	(9,458)	(19,112)	(47,571)	(30,534)

Ending units	35,511	88,023	208,871	232,674	135,214	132,572	242,099	277,817

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$32,144	22,536	-	-	949	284	43,085	38,290
Realized gain (loss) on investments	21,824	116,675	104,562	158,824	(389)	(13,122)	42,227	73,365
Change in unrealized gain (loss) on investments	24,406	(380,587)	(258,646)	(691,067)	2,492	8,852	149,611	(531,170)
Reinvested capital gains	190,989	194,673	343,162	508,573	2,929	1,949	279,521	331,044

Net increase (decrease) in contract owners’ equity resulting from operations	269,363	(46,703)	189,078	(23,670)	5,981	(2,037)	514,444	(88,471)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,205	125,425	134,804	200,732	16,240	8,017	142,058	162,530
Transfers between funds	(101,520)	(79,921)	75,533	265,385	40,874	(62,105)	(15,485)	350,092
Surrenders (note 6)	(39,213)	(186,712)	(333,898)	(154,900)	-	-	(292,600)	(134,373)
Death benefits (note 4)	-	(10,488)	-	(1,179)	-	-	-	(1,669)
Net policy repayments (loans) (note 5)	1,726	(16,398)	(38,892)	(30,813)	(2,818)	22	(9,543)	(10,537)
Deductions for surrender charges (note 2d)	(2,115)	(5,781)	(10,739)	(8,909)	-	-	(7,441)	(8,346)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,719)	(71,125)	(121,945)	(142,037)	(3,520)	(2,246)	(107,587)	(108,606)
Asset charges (note 3)	(5,166)	(6,880)	(9,501)	(12,639)	(221)	(183)	(9,440)	(10,641)
Adjustments to maintain reserves	(5)	8	(1)	9	1	13	5	(11)

Net equity transactions	(122,807)	(251,872)	(304,639)	115,649	50,556	(56,482)	(300,033)	238,439

Net change in contract owners’ equity	146,556	(298,575)	(115,561)	91,979	56,537	(58,519)	214,411	149,968
Contract owners’ equity beginning of period	1,717,050	2,015,625	3,257,423	3,165,444	20,621	79,140	3,040,203	2,890,235

Contract owners’ equity end of period	$1,863,606	1,717,050	3,141,862	3,257,423	77,158	20,621	3,254,614	3,040,203

CHANGES IN UNITS:
Beginning units	116,434	132,374	202,652	196,566	1,255	4,684	164,489	151,863
Units purchased	6,815	9,555	15,269	26,363	3,112	730	8,545	27,851
Units redeemed	(14,635)	(25,495)	(34,328)	(20,277)	(378)	(4,159)	(23,289)	(15,225)

Ending units	108,614	116,434	183,593	202,652	3,989	1,255	149,745	164,489

	SCGF		SCVF		SCF		MSBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	8,355	7,964	6,636	7,830	77,722	48,817
Realized gain (loss) on investments	998	167,172	42,055	70,944	104,342	188,773	24,934	17,435
Change in unrealized gain (loss) on investments	(165,598)	(259,988)	133,080	(265,172)	20,829	(433,944)	91,119	(138,094)
Reinvested capital gains	255,214	150,392	128,801	116,165	301,793	208,774	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	90,614	57,576	312,291	(70,099)	433,600	(28,567)	193,775	(71,842)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	75,912	122,591	47,678	59,055	95,543	116,558	123,548	153,008
Transfers between funds	19,010	(172,084)	138,045	(29,589)	(6,719)	(160,264)	108,093	1,968
Surrenders (note 6)	(42,746)	(330,740)	(32,813)	(24,819)	(171,617)	(63,615)	(265,336)	(22,963)
Death benefits (note 4)	-	-	-	-	-	(597)	-	(7,845)
Net policy repayments (loans) (note 5)	597	(3,057)	(15,597)	(9,200)	23,874	(12,717)	12,444	14,041
Deductions for surrender charges (note 2d)	(1,390)	(2,730)	(1,268)	(5,556)	(2,938)	(6,221)	(8,112)	(562)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,454)	(55,303)	(39,399)	(40,857)	(75,939)	(86,951)	(101,782)	(104,091)
Asset charges (note 3)	(3,667)	(4,975)	(3,824)	(4,424)	(6,454)	(8,579)	(8,422)	(9,202)
Adjustments to maintain reserves	(4)	13	(2)	(12)	(87)	(5)	3	4

Net equity transactions	(1,742)	(446,285)	92,820	(55,402)	(144,337)	(222,391)	(139,564)	24,358

Net change in contract owners’ equity	88,872	(388,709)	405,111	(125,501)	289,263	(250,958)	54,211	(47,484)
Contract owners’ equity beginning of period	1,140,528	1,529,237	1,075,776	1,201,277	1,972,019	2,222,977	2,403,404	2,450,888

Contract owners’ equity end of period	$1,229,400	1,140,528	1,480,887	1,075,776	2,261,282	1,972,019	2,457,615	2,403,404

CHANGES IN UNITS:
Beginning units	62,133	83,939	52,131	54,707	94,166	104,414	159,345	157,797
Units purchased	5,509	6,670	9,709	3,363	5,964	6,192	12,801	16,949
Units redeemed	(5,803)	(28,476)	(4,855)	(5,939)	(12,222)	(16,440)	(22,174)	(15,401)

Ending units	61,839	62,133	56,985	52,131	87,908	94,166	149,972	159,345

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,731	1,899	12,962	13,255	110,001	96,955	10,848	7,518
Realized gain (loss) on investments	(554)	(414)	(553)	553	332,324	576,503	2,849	4,553
Change in unrealized gain (loss) on investments	1,820	(1,680)	6,648	(17,108)	(3,249,429)	(2,208,594)	(4,161)	(17,456)
Reinvested capital gains	-	-	-	-	3,331,474	2,299,479	42,428	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,997	(195)	19,057	(3,300)	524,370	764,343	51,964	(5,385)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,522	16,906	15,134	16,659	827,049	866,337	163,745	183,701
Transfers between funds	(22,310)	26,671	9,053	97,107	14,503	(518,969)	11,866	32,979
Surrenders (note 6)	(7,313)	(18,216)	(34,113)	(577,910)	(853,983)	(665,873)	-	(554)
Death benefits (note 4)	-	-	-	-	(17,574)	(15,091)	-	-
Net policy repayments (loans) (note 5)	-	-	40,161	575,949	(23,279)	(80,834)	(2)	(5,535)
Deductions for surrender charges (note 2d)	-	-	(4,490)	(13,488)	(25,699)	(64,725)	(377)	(1,060)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,401)	(8,610)	(38,187)	(34,332)	(577,660)	(632,811)	(57,632)	(51,705)
Asset charges (note 3)	(558)	(355)	(2,179)	(2,449)	(43,416)	(54,809)	(3,762)	(2,663)
Adjustments to maintain reserves	-	5	35	(2)	16	16	(4)	9

Net equity transactions	(16,060)	16,401	(14,586)	61,534	(700,043)	(1,166,759)	113,834	155,172

Net change in contract owners’ equity	(13,063)	16,206	4,471	58,234	(175,673)	(402,416)	165,798	149,787
Contract owners’ equity beginning of period	101,431	85,225	781,881	723,647	14,988,613	15,391,029	451,337	301,550

Contract owners’ equity end of period	$88,368	101,431	786,352	781,881	14,812,940	14,988,613	617,135	451,337

CHANGES IN UNITS:
Beginning units	9,858	8,276	68,178	62,885	581,611	627,642	32,409	21,483
Units purchased	3,450	4,209	7,393	15,586	46,698	34,127	12,455	15,350
Units redeemed	(4,949)	(2,627)	(8,670)	(10,293)	(73,660)	(80,158)	(4,403)	(4,424)

Ending units	8,359	9,858	66,901	68,178	554,649	581,611	40,461	32,409

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,988	4,362	6,581	4,452	3,670	2,658	36,905	29,340
Realized gain (loss) on investments	1,194	1,421	(903)	4,036	(1,226)	(58)	11,132	8,184
Change in unrealized gain (loss) on investments	3,688	(11,338)	5,832	(20,240)	843	(5,812)	(23,442)	(107,875)
Reinvested capital gains	6,257	4,889	12,713	8,497	3,119	3,502	93,371	61,680

Net increase (decrease) in contract owners’ equity resulting from operations	17,127	(666)	24,223	(3,255)	6,406	290	117,966	(8,671)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	97,135	77,450	72,312	88,839	51,042	52,761	274,278	447,412
Transfers between funds	3,268	5,265	32,753	16,839	(8,617)	15,918	(35,607)	11,827
Surrenders (note 6)	(5,107)	-	(93)	-	(687)	-	(756)	(90)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,854)	24	(2,364)	7,673	(38)	(2,151)	(2,804)	600
Deductions for surrender charges (note 2d)	(1,857)	(240)	(645)	(1,351)	(1,933)	-	(586)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,145)	(36,301)	(31,911)	(25,111)	(11,969)	(10,643)	(116,002)	(106,840)
Asset charges (note 3)	(2,017)	(1,667)	(2,319)	(1,726)	(744)	(528)	(10,937)	(9,432)
Adjustments to maintain reserves	2	(3)	(9)	11	2	(6)	-	3

Net equity transactions	42,425	44,528	67,724	85,174	27,056	55,351	107,586	343,480

Net change in contract owners’ equity	59,552	43,862	91,947	81,919	33,462	55,641	225,552	334,809
Contract owners’ equity beginning of period	236,451	192,589	246,531	164,612	154,452	98,811	1,592,255	1,257,446

Contract owners’ equity end of period	$296,003	236,451	338,478	246,531	187,914	154,452	1,817,807	1,592,255

CHANGES IN UNITS:
Beginning units	19,264	15,689	18,883	12,559	13,767	8,847	125,261	98,769
Units purchased	8,024	6,652	7,922	8,571	4,829	6,101	22,877	38,422
Units redeemed	(4,626)	(3,077)	(2,788)	(2,247)	(2,544)	(1,181)	(14,838)	(11,930)

Ending units	22,662	19,264	24,017	18,883	16,052	13,767	133,300	125,261

	NVDMAP		NVDMCP		NVTIV3		EIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$20,863	14,465	5,283	4,056	40,363	41,562	84,463	54,058
Realized gain (loss) on investments	5,891	8,003	(425)	185	(96,276)	688	303,192	181,277
Change in unrealized gain (loss) on investments	(20,529)	(43,764)	(397)	(15,073)	40,897	(229,945)	137,157	(453,306)
Reinvested capital gains	76,825	14,534	8,791	10,803	27,674	101,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,050	(6,762)	13,252	(29)	12,658	(85,910)	524,812	(217,971)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	280,315	290,564	50,317	53,591	150,557	189,325	156,399	184,043
Transfers between funds	23,315	10,067	693	(14)	(32,108)	38,783	(144,025)	(61,639)
Surrenders (note 6)	(10,397)	(1,393)	(938)	-	(172,555)	(102,234)	(289,799)	(113,673)
Death benefits (note 4)	-	-	-	-	-	(1,933)	-	(879)
Net policy repayments (loans) (note 5)	(156)	(379)	(300)	-	(38,875)	7,903	(18,950)	(27,808)
Deductions for surrender charges (note 2d)	(7,432)	(1,632)	(3,823)	-	(7,011)	(5,989)	(6,799)	(8,846)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,134)	(89,854)	(20,117)	(20,354)	(80,855)	(96,862)	(114,131)	(130,074)
Asset charges (note 3)	(6,400)	(5,078)	(1,423)	(1,219)	(6,157)	(8,505)	(8,903)	(12,014)
Adjustments to maintain reserves	(97)	5	(11)	5	5	(10)	(11)	(4)

Net equity transactions	178,014	202,300	24,398	32,009	(186,999)	20,478	(426,219)	(170,894)

Net change in contract owners’ equity	261,064	195,538	37,650	31,980	(174,341)	(65,432)	98,593	(388,865)
Contract owners’ equity beginning of period	829,139	633,601	212,041	180,061	2,080,216	2,145,648	3,185,945	3,574,810

Contract owners’ equity end of period	$1,090,203	829,139	249,691	212,041	1,905,875	2,080,216	3,284,538	3,185,945

CHANGES IN UNITS:
Beginning units	62,008	47,106	17,737	15,086	135,204	134,015	175,696	184,724
Units purchased	22,354	22,472	4,180	4,440	11,847	14,503	9,771	11,319
Units redeemed	(9,313)	(7,570)	(2,182)	(1,789)	(24,545)	(13,314)	(31,817)	(20,347)

Ending units	75,049	62,008	19,735	17,737	122,506	135,204	153,650	175,696

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$86,699	119,453	814	577	2,568	2,211	3,419	2,320
Realized gain (loss) on investments	(312,675)	(128,284)	(205)	(1,058)	(789)	2,011	(4,442)	(367)
Change in unrealized gain (loss) on investments	180,996	(888,796)	2,944	(1,316)	10,582	(6,712)	18,920	(27,790)
Reinvested capital gains	345,743	656,482	299	1,098	2,134	1,382	30,771	15,048

Net increase (decrease) in contract owners’ equity resulting from operations	300,763	(241,145)	3,852	(699)	14,495	(1,108)	48,668	(10,789)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	241,646	349,206	26,859	12,459	60,987	27,665	41,450	22,404
Transfers between funds	(89,648)	(131,819)	2,112	3,469	11,717	(2,789)	178,254	52,805
Surrenders (note 6)	(275,895)	(339,237)	-	(10,584)	-	-	(2,479)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	16,528	(64,160)	-	-	333	-	(939)	(461)
Deductions for surrender charges (note 2d)	(11,292)	(23,318)	-	(736)	-	(239)	(93)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(183,871)	(205,420)	(1,280)	(1,086)	(15,711)	(12,599)	(13,421)	(8,386)
Asset charges (note 3)	(14,648)	(17,997)	(148)	(101)	(1,090)	(814)	(912)	(775)
Adjustments to maintain reserves	(9)	3	6	(9)	(1)	(1)	9	(1)

Net equity transactions	(317,189)	(432,742)	27,549	3,412	56,235	11,223	201,869	65,586

Net change in contract owners’ equity	(16,426)	(673,887)	31,401	2,713	70,730	10,115	250,537	54,797
Contract owners’ equity beginning of period	4,215,543	4,889,430	20,826	18,113	114,750	104,635	206,803	152,006

Contract owners’ equity end of period	$4,199,117	4,215,543	52,227	20,826	185,480	114,750	457,340	206,803

CHANGES IN UNITS:
Beginning units	282,782	310,416	1,816	1,532	10,163	9,110	16,400	11,466
Units purchased	18,255	28,547	2,387	1,366	6,645	4,337	15,126	5,665
Units redeemed	(38,636)	(56,181)	(120)	(1,082)	(1,732)	(3,284)	(1,520)	(731)

Ending units	262,401	282,782	4,083	1,816	15,076	10,163	30,006	16,400

	GVEX1		AMTB		AMMCGS		AMSRS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$68,936	52,368	13,424	21,011	-	-	5,262	5,511
Realized gain (loss) on investments	58,285	27,542	(12,691)	(5,301)	(566)	(21)	78,461	121,984
Change in unrealized gain (loss) on investments	149,299	(90,982)	16,328	(13,808)	(1,354)	(9,251)	(48,255)	(217,964)
Reinvested capital gains	59,621	35,744	-	-	11,119	-	27,018	87,125

Net increase (decrease) in contract owners’ equity resulting from operations	336,141	24,672	17,061	1,902	9,199	(9,272)	62,486	(3,344)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	508,610	1,246,087	63,526	81,185	8,067	1,038	43,460	71,615
Transfers between funds	793,093	502,488	639,743	173,602	(1,300)	227,729	(212,191)	(144,040)
Surrenders (note 6)	(488,250)	(6,845)	(59,098)	(17,763)	(152)	-	(20,838)	(57,795)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,416)	(8,686)	(39,538)	(50,217)	(823)	(541)	2,458	13,240
Deductions for surrender charges (note 2d)	(6,335)	(3,369)	(1,968)	(2,310)	(4)	-	-	(2,361)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(146,997)	(107,549)	(59,498)	(60,803)	(5,725)	(938)	(32,715)	(42,578)
Asset charges (note 3)	(12,930)	(10,070)	(4,252)	(5,099)	(587)	(113)	(2,538)	(3,770)
Adjustments to maintain reserves	4	(4)	(5)	(3)	4	3	20	(1)

Net equity transactions	642,779	1,612,052	538,910	118,592	(520)	227,178	(222,344)	(165,690)

Net change in contract owners’ equity	978,920	1,636,724	555,971	120,494	8,679	217,906	(159,858)	(169,034)
Contract owners’ equity beginning of period	2,791,960	1,155,236	1,381,847	1,261,353	217,906	-	933,435	1,102,469

Contract owners’ equity end of period	$3,770,880	2,791,960	1,937,818	1,381,847	226,585	217,906	773,577	933,435

CHANGES IN UNITS:
Beginning units	205,693	86,100	113,447	103,745	22,699	-	43,391	51,011
Units purchased	73,357	129,720	57,970	23,228	883	22,877	2,374	3,479
Units redeemed	(30,257)	(10,127)	(14,242)	(13,526)	(922)	(178)	(13,033)	(11,099)

Ending units	248,793	205,693	157,175	113,447	22,660	22,699	32,732	43,391

	NOTB3		NOTG3		NOTMG3		ALVSVA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,943	830	2,263	1,611	1,884	1,219	10,677	15,092
Realized gain (loss) on investments	(692)	(44)	(1,020)	2,945	(748)	89	(1,633)	85,089
Change in unrealized gain (loss) on investments	4,946	(6,042)	5,971	(15,259)	6,002	(10,326)	295,274	(514,416)
Reinvested capital gains	-	1,658	-	539	-	2,118	100,316	306,755

Net increase (decrease) in contract owners’ equity resulting from operations	6,197	(3,598)	7,214	(10,164)	7,138	(6,900)	404,634	(107,480)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64,292	29,794	35,293	30,312	35,816	37,524	127,596	194,807
Transfers between funds	10,220	22,564	2,599	(5,233)	10,095	16,738	4,702	167,482
Surrenders (note 6)	(470)	-	-	-	-	-	(11,886)	(144,802)
Death benefits (note 4)	-	-	-	-	-	-	(80,565)	(2,648)
Net policy repayments (loans) (note 5)	-	-	(141)	(29,750)	-	-	(16,115)	(24,188)
Deductions for surrender charges (note 2d)	(1,526)	-	(314)	-	-	-	(3,749)	(2,805)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,788)	(7,275)	(12,304)	(10,279)	(16,702)	(13,610)	(47,500)	(43,181)
Asset charges (note 3)	(810)	(383)	(930)	(881)	(902)	(646)	(4,898)	(4,518)
Adjustments to maintain reserves	4	(6)	-	16	(3)	1	7	4

Net equity transactions	61,922	44,694	24,203	(15,815)	28,304	40,007	(32,408)	140,151

Net change in contract owners’ equity	68,119	41,096	31,417	(25,979)	35,442	33,107	372,226	32,671
Contract owners’ equity beginning of period	83,021	41,925	116,904	142,883	103,654	70,547	1,917,385	1,884,714

Contract owners’ equity end of period	$151,140	83,021	148,321	116,904	139,096	103,654	2,289,611	1,917,385

CHANGES IN UNITS:
Beginning units	8,177	3,942	11,663	12,941	10,119	6,442	108,949	101,218
Units purchased	7,066	6,105	3,777	3,497	4,354	4,992	15,257	17,508
Units redeemed	(1,202)	(1,870)	(1,415)	(4,775)	(1,680)	(1,315)	(20,200)	(9,777)

Ending units	14,041	8,177	14,025	11,663	12,793	10,119	104,006	108,949

	ACVIP2		ACVMV1		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$30,205	55,501	57,710	47,840	29,507	24,902	24,838	28,187
Realized gain (loss) on investments	(30,002)	(220,407)	206,799	99,186	195,799	176,249	12,557	112,557
Change in unrealized gain (loss) on investments	61,382	107,808	291,281	(308,970)	243,275	(497,496)	(140,340)	(259,994)
Reinvested capital gains	12,306	-	153,045	128,329	279,719	222,004	217,702	86,487

Net increase (decrease) in contract owners’ equity resulting from operations	73,891	(57,098)	708,835	(33,615)	748,300	(74,341)	114,757	(32,763)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,703	94,566	249,878	180,887	264,339	185,116	74,283	119,443
Transfers between funds	(39,669)	(767,500)	514,403	354,946	(47,729)	(105,066)	(17,263)	(236,778)
Surrenders (note 6)	(56,651)	(318,151)	(394,495)	(181,501)	(281,429)	(210,242)	(53,022)	(22,164)
Death benefits (note 4)	-	(64,648)	-	-	(5,152)	(3,925)	-	-
Net policy repayments (loans) (note 5)	(5,721)	42,678	(71,083)	13,525	(19,560)	(2,108)	(677)	(18,232)
Deductions for surrender charges (note 2d)	(344)	(7,029)	(7,957)	(6,446)	(8,252)	(19,954)	(1,417)	(1,527)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,089)	(116,561)	(114,583)	(95,672)	(112,538)	(122,416)	(46,964)	(53,401)
Asset charges (note 3)	(4,875)	(10,142)	(10,164)	(9,040)	(9,928)	(12,364)	(4,625)	(6,038)
Adjustments to maintain reserves	(10)	3	(215)	-	85	(13)	6	(1)

Net equity transactions	(109,656)	(1,146,784)	165,784	256,699	(220,164)	(290,972)	(49,679)	(218,698)

Net change in contract owners’ equity	(35,765)	(1,203,882)	874,619	223,084	528,136	(365,313)	65,078	(251,461)
Contract owners’ equity beginning of period	1,760,505	2,964,387	2,992,192	2,769,108	3,235,789	3,601,102	1,513,325	1,764,786

Contract owners’ equity end of period	$1,724,740	1,760,505	3,866,811	2,992,192	3,763,925	3,235,789	1,578,403	1,513,325

CHANGES IN UNITS:
Beginning units	123,528	202,867	111,202	101,437	140,695	152,932	75,586	85,970
Units purchased	5,338	7,458	22,272	15,724	7,763	9,742	4,199	11,122
Units redeemed	(12,934)	(86,797)	(16,501)	(5,959)	(18,287)	(21,979)	(6,723)	(21,506)

Ending units	115,932	123,528	116,973	111,202	130,171	140,695	73,062	75,586

	FQB		FNRS2		FEIS		FF10S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$41,445	61,374	14,097	29,171	105,001	137,060	12,301	16,605
Realized gain (loss) on investments	(3,373)	(7,357)	(56,571)	(67,114)	142,514	218,481	22,939	10,306
Change in unrealized gain (loss) on investments	6,669	(52,185)	849,099	(711,259)	200,686	(953,919)	(9,244)	(32,270)
Reinvested capital gains	-	-	-	89,970	277,037	417,270	21,942	2,763

Net increase (decrease) in contract owners’ equity resulting from operations	44,741	1,832	806,625	(659,232)	725,238	(181,108)	47,938	(2,596)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	59,403	94,968	270,819	177,753	375,541	319,095	29,379	27,137
Transfers between funds	(34,788)	(464,218)	46,805	202,847	323,564	(100,119)	(62,357)	(6)
Surrenders (note 6)	(64,914)	(11,548)	(213,325)	(68,054)	(219,348)	(116,353)	(16,150)	-
Death benefits (note 4)	-	(64,681)	(4,787)	-	-	(3,838)	-	-
Net policy repayments (loans) (note 5)	3,547	49,052	6,381	(6,492)	(103,131)	(74,031)	(22)	(388)
Deductions for surrender charges (note 2d)	(5,643)	(510)	(6,579)	(29,940)	(5,907)	(9,337)	(23,762)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,659)	(54,078)	(101,359)	(107,309)	(185,186)	(188,207)	(47,289)	(52,706)
Asset charges (note 3)	(3,599)	(4,895)	(7,995)	(9,233)	(13,605)	(15,882)	(3,196)	(3,636)
Adjustments to maintain reserves	7	(4)	39	(19)	16	(6)	130	(3)

Net equity transactions	(89,646)	(455,914)	(10,001)	159,553	171,944	(188,678)	(123,267)	(29,602)

Net change in contract owners’ equity	(44,905)	(454,082)	796,624	(499,679)	897,182	(369,786)	(75,329)	(32,198)
Contract owners’ equity beginning of period	1,164,827	1,618,909	2,579,169	3,078,848	4,212,824	4,582,610	949,984	982,182

Contract owners’ equity end of period	$1,119,922	1,164,827	3,375,793	2,579,169	5,110,006	4,212,824	874,655	949,984

CHANGES IN UNITS:
Beginning units	73,726	102,217	164,457	155,584	238,610	248,943	53,504	55,145
Units purchased	5,163	6,863	18,364	24,585	39,535	19,532	1,636	1,510
Units redeemed	(10,616)	(35,354)	(21,592)	(15,712)	(32,666)	(29,865)	(8,348)	(3,151)

Ending units	68,273	73,726	161,229	164,457	245,479	238,610	46,792	53,504

	FF20S		FF30S		FGS		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$39,382	48,877	47,837	50,224	-	5,930	108,496	115,175
Realized gain (loss) on investments	76,991	110,337	38,693	105,371	212,655	131,614	(11,489)	5,254
Change in unrealized gain (loss) on investments	(32,597)	(187,639)	3,234	(180,197)	(541,173)	(12,486)	112,851	(155,053)
Reinvested capital gains	89,858	11,897	117,058	16,063	346,149	96,205	2,129	3,877

Net increase (decrease) in contract owners’ equity resulting from operations	173,634	(16,528)	206,822	(8,539)	17,631	221,263	211,987	(30,747)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	358,658	183,496	350,143	345,715	353,076	294,975	335,557	355,071
Transfers between funds	(336,788)	1,526	264,845	(87,955)	105,146	546,322	402,630	(156,436)
Surrenders (note 6)	(32,530)	(125,097)	(35,495)	(102,472)	(191,695)	(53,947)	(472,659)	(310,503)
Death benefits (note 4)	-	(116,877)	-	-	(1,623)	(4,433)	-	(66,022)
Net policy repayments (loans) (note 5)	84,432	187,145	(19,760)	(35,195)	75,239	(69,998)	(74,682)	25,955
Deductions for surrender charges (note 2d)	(2,890)	(2,821)	(3,042)	(4,609)	(8,881)	(19,241)	(10,518)	(5,894)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(173,448)	(96,706)	(119,708)	(130,143)	(197,539)	(194,209)	(184,187)	(188,829)
Asset charges (note 3)	(12,462)	(9,540)	(11,727)	(12,979)	(11,954)	(13,063)	(14,761)	(17,179)
Adjustments to maintain reserves	5	5	(6)	(9)	(6)	47	18	8

Net equity transactions	(115,023)	21,131	425,250	(27,647)	121,763	486,453	(18,602)	(363,829)

Net change in contract owners’ equity	58,611	4,603	632,072	(36,186)	139,394	707,716	193,385	(394,576)
Contract owners’ equity beginning of period	2,695,553	2,690,950	2,941,922	2,978,108	3,749,309	3,041,593	4,499,667	4,894,243

Contract owners’ equity end of period	$2,754,164	2,695,553	3,573,994	2,941,922	3,888,703	3,749,309	4,693,052	4,499,667

CHANGES IN UNITS:
Beginning units	146,564	145,778	153,221	154,585	164,802	143,123	288,795	311,903
Units purchased	26,825	22,730	34,086	18,455	31,511	38,938	46,313	25,117
Units redeemed	(32,171)	(21,944)	(12,560)	(19,819)	(26,595)	(17,259)	(47,224)	(48,225)

Ending units	141,218	146,564	174,747	153,221	169,718	164,802	287,884	288,795

	FMCS		FOS		FVSS		GVGMNS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$33,845	32,615	25,958	26,807	1,493	2,361	50	16
Realized gain (loss) on investments	195,594	493,509	(48,877)	(15,181)	11,200	60,273	(75)	1,381
Change in unrealized gain (loss) on investments	200,766	(1,614,799)	(83,971)	(138,709)	(3,767)	(75,037)	767	(2,542)
Reinvested capital gains	467,697	1,006,027	3,283	2,111	-	195	-	391

Net increase (decrease) in contract owners’ equity resulting from operations	897,902	(82,648)	(103,607)	(124,972)	8,926	(12,208)	742	(754)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	415,833	467,737	104,597	105,671	8,103	8,839	2,298	2,980
Transfers between funds	(1,534)	(219,439)	87,793	2,137,547	(328)	(2,539)	43	(56)
Surrenders (note 6)	(200,758)	(760,847)	(154,304)	(61,822)	(70,180)	(3,903)	-	-
Death benefits (note 4)	-	(32,253)	-	(504)	-	(20,580)	-	-
Net policy repayments (loans) (note 5)	(28,760)	19,342	(4,228)	34,300	(769)	(264)	(91)	(15,283)
Deductions for surrender charges (note 2d)	(11,247)	(28,858)	(5,854)	(1,581)	(556)	136	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(290,026)	(317,612)	(75,831)	(56,686)	(5,506)	(8,747)	(2,778)	(2,773)
Asset charges (note 3)	(21,034)	(27,126)	(6,252)	(5,376)	(363)	(782)	(115)	(160)
Adjustments to maintain reserves	4	(13)	5	(3)	(11)	14	5	(5)

Net equity transactions	(137,522)	(899,069)	(54,074)	2,151,546	(69,610)	(27,826)	(638)	(15,297)

Net change in contract owners’ equity	760,380	(981,717)	(157,681)	2,026,574	(60,684)	(40,034)	104	(16,051)
Contract owners’ equity beginning of period	7,627,642	8,609,359	2,026,574	-	210,756	250,790	17,852	33,903

Contract owners’ equity end of period	$8,388,022	7,627,642	1,868,893	2,026,574	150,072	210,756	17,956	17,852

CHANGES IN UNITS:
Beginning units	306,092	340,307	214,321	-	10,501	12,114	1,557	2,785
Units purchased	19,887	19,066	26,917	224,590	425	429	236	395
Units redeemed	(25,740)	(53,281)	(32,924)	(10,269)	(4,096)	(2,042)	(292)	(1,623)

Ending units	300,239	306,092	208,314	214,321	6,830	10,501	1,501	1,557

	OVGS		OVIG		OVGI		OVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,051	49,591	2,943	290	52,155	40,403	12,989	21,355
Realized gain (loss) on investments	(60,405)	(12,507)	(1,682)	(227)	436,569	279,666	66,087	130,968
Change in unrealized gain (loss) on investments	(203,379)	(138,414)	(7,649)	(1,625)	(525,641)	(839,730)	270,322	(661,649)
Reinvested capital gains	228,511	247,233	6,260	1,768	554,372	659,718	96,297	352,479

Net increase (decrease) in contract owners’ equity resulting from operations	778	145,903	(128)	206	517,455	140,057	445,695	(156,847)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	290,978	267,412	70,782	6,404	391,380	268,471	231,711	206,335
Transfers between funds	(18,457)	(74,292)	269,416	110,440	139,268	64,445	116,268	559,529
Surrenders (note 6)	(196,153)	(113,381)	-	-	(304,566)	(188,426)	(114,367)	(63,064)
Death benefits (note 4)	-	(5,273)	-	-	-	(2,074)	(75,250)	-
Net policy repayments (loans) (note 5)	30,961	(64,525)	(1,549)	181	(92,030)	(42,458)	(32,111)	(125,456)
Deductions for surrender charges (note 2d)	(7,065)	(12,707)	-	-	(12,066)	(13,590)	(1,363)	(6,402)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(135,563)	(162,050)	(8,462)	(3,211)	(183,696)	(188,234)	(110,041)	(97,406)
Asset charges (note 3)	(11,292)	(15,391)	(819)	(281)	(14,216)	(16,121)	(7,498)	(7,975)
Adjustments to maintain reserves	(3)	(2)	(1)	1	(6)	2	(34)	20

Net equity transactions	(46,594)	(180,209)	329,367	113,534	(75,932)	(117,985)	7,315	465,581

Net change in contract owners’ equity	(45,816)	(34,306)	329,239	113,740	441,523	22,072	453,010	308,734
Contract owners’ equity beginning of period	3,625,174	3,659,480	135,309	21,569	4,361,729	4,339,657	2,498,551	2,189,817

Contract owners’ equity end of period	$3,579,358	3,625,174	464,548	135,309	4,803,252	4,361,729	2,951,561	2,498,551

CHANGES IN UNITS:
Beginning units	231,643	243,058	14,374	2,370	209,415	215,290	106,633	87,944
Units purchased	23,292	19,642	37,245	12,375	40,499	24,958	11,697	33,010
Units redeemed	(26,407)	(31,057)	(1,202)	(371)	(43,302)	(30,833)	(11,626)	(14,321)

Ending units	228,528	231,643	50,417	14,374	206,612	209,415	106,704	106,633

	OVSB		PMVAAA		PMVRSA		PMVFBA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,753	21,980	12,166	13,349	503	1,187	9,776	11,394
Realized gain (loss) on investments	(11,152)	(3,600)	(9,851)	(11,570)	(10,132)	(1,765)	(14,153)	(33,396)
Change in unrealized gain (loss) on investments	16,659	(27,267)	50,089	(38,548)	15,610	(6,986)	62,640	(35,435)
Reinvested capital gains	-	-	-	-	-	-	-	3,659

Net increase (decrease) in contract owners’ equity resulting from operations	24,260	(8,887)	52,404	(36,769)	5,981	(7,564)	58,263	(53,778)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,699	36,696	74,647	56,474	12,179	7,654	87,995	59,654
Transfers between funds	(17,728)	18,339	29,406	(31,273)	7,672	3,296	(834,580)	793,115
Surrenders (note 6)	(24,558)	(9,499)	-	(948)	(1)	-	(62,883)	(240,925)
Death benefits (note 4)	-	-	-	-	-	-	(11,304)	(2,090)
Net policy repayments (loans) (note 5)	(917)	(57)	35	(200)	(6)	-	(439)	(14,992)
Deductions for surrender charges (note 2d)	(1,610)	(665)	-	-	-	-	(947)	(1,122)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,697)	(22,477)	(18,232)	(19,202)	(3,004)	(1,386)	(47,510)	(31,946)
Asset charges (note 3)	(1,259)	(1,514)	(2,299)	(2,000)	(177)	(86)	(3,554)	(2,864)
Adjustments to maintain reserves	(6)	2	(3)	(6)	(1)	6	123	(140)

Net equity transactions	(34,076)	20,825	83,554	2,845	16,662	9,484	(873,099)	558,690

Net change in contract owners’ equity	(9,816)	11,938	135,958	(33,924)	22,643	1,920	(814,836)	504,912
Contract owners’ equity beginning of period	382,984	371,046	358,008	391,932	29,650	27,730	1,319,665	814,753

Contract owners’ equity end of period	$373,168	382,984	493,966	358,008	52,293	29,650	504,829	1,319,665

CHANGES IN UNITS:
Beginning units	37,480	35,491	36,417	36,285	5,371	3,732	110,041	63,127
Units purchased	3,506	5,410	10,475	7,946	3,472	2,462	7,520	51,961
Units redeemed	(6,706)	(3,421)	(2,398)	(7,814)	(617)	(823)	(76,694)	(5,047)

Ending units	34,280	37,480	44,494	36,417	8,226	5,371	40,867	110,041

	PMVLDA		PMVTRA		PVGIB		PVGOB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,185	92,278	28,079	58,448	239	270	-	-
Realized gain (loss) on investments	(21,268)	(2,271)	(19,145)	(7,918)	(9)	4	-	-
Change in unrealized gain (loss) on investments	19,233	(80,265)	26,530	(59,298)	1,433	(1,418)	23	-
Reinvested capital gains	-	-	-	13,360	422	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,150	9,742	35,464	4,592	2,085	(1,144)	23	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	203,270	184,628	117,934	199,173	-	-	19	-
Transfers between funds	338,149	204,075	1,121,896	131,240	-	-	3,273	-
Surrenders (note 6)	(169,252)	(343,430)	(48,072)	(140,248)	-	-	-	-
Death benefits (note 4)	-	(670)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(30,976)	(42,659)	3,940	13,737	-	-	-	-
Deductions for surrender charges (note 2d)	(3,294)	(4,738)	(73)	(23,878)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(117,913)	(121,049)	(85,195)	(57,193)	(128)	(127)	(12)	-
Asset charges (note 3)	(9,400)	(9,128)	(5,706)	(4,172)	(33)	(39)	(1)	-
Adjustments to maintain reserves	(221)	(134)	(22)	(168)	(10)	6	5	-

Net equity transactions	210,363	(133,105)	1,104,702	118,491	(171)	(160)	3,284	-

Net change in contract owners’ equity	248,513	(123,363)	1,140,166	123,083	1,914	(1,304)	3,307	-
Contract owners’ equity beginning of period	2,666,632	2,789,995	1,243,993	1,120,910	14,023	15,327	-	-

Contract owners’ equity end of period	$2,915,145	2,666,632	2,384,159	1,243,993	15,937	14,023	3,307	-

CHANGES IN UNITS:
Beginning units	212,047	222,542	109,359	98,968	842	851	-	-
Units purchased	47,093	17,974	113,780	30,370	-	-	327	-
Units redeemed	(30,546)	(28,469)	(19,030)	(19,979)	(10)	(9)	(1)	-

Ending units	228,594	212,047	204,109	109,359	832	842	326	-

	PVTVB		ACEG		AVMCCI		RVARS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$34	31	-	-	15	57	154	8,712
Realized gain (loss) on investments	103	63	68,368	30,757	(375)	(2,164)	2,749	61,757
Change in unrealized gain (loss) on investments	(167)	(700)	(111,083)	(3,279)	1,617	73	(3,659)	(49,493)
Reinvested capital gains	110	420	52,362	3,234	1,269	1,518	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80	(186)	9,647	30,712	2,526	(516)	(756)	20,976

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	211	230	66,907	52,819	691	691	12,550	91,240
Transfers between funds	(2,958)	178	(59,088)	27,990	8,926	(6,723)	(43,622)	(1,082,817)
Surrenders (note 6)	-	-	(63,848)	(37,527)	-	-	(784)	(22,816)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(56)	(62)	(31,487)	(1,659)	(2)	(4)	(205)	1,597
Deductions for surrender charges (note 2d)	-	-	(768)	(1,346)	-	-	(1,031)	(6,681)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(133)	(162)	(24,506)	(25,105)	(863)	(1,061)	(16,009)	(85,726)
Asset charges (note 3)	(8)	(11)	(1,721)	(2,158)	(67)	(76)	(861)	(7,053)
Adjustments to maintain reserves	(8)	2	(10)	3	(1)	9	(4)	5

Net equity transactions	(2,952)	175	(114,521)	13,017	8,684	(7,164)	(49,966)	(1,112,251)

Net change in contract owners’ equity	(2,872)	(11)	(104,874)	43,729	11,210	(7,680)	(50,722)	(1,091,275)
Contract owners’ equity beginning of period	2,872	2,883	687,477	643,748	8,871	16,551	212,050	1,303,325

Contract owners’ equity end of period	$-	2,872	582,603	687,477	20,081	8,871	161,328	212,050

CHANGES IN UNITS:
Beginning units	139	131	44,187	43,448	683	1,223	19,902	124,585
Units purchased	9	18	2,069	6,172	781	54	2,021	11,273
Units redeemed	(148)	(10)	(9,640)	(5,433)	(101)	(594)	(6,708)	(115,956)

Ending units	-	139	36,616	44,187	1,363	683	15,215	19,902

	TRHSP		TRHS2		VWHA		WRASP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	5,757	362	26,647	20,320
Realized gain (loss) on investments	(65,162)	112,191	302,754	567,571	(204,979)	(101,115)	(256,963)	(50,084)
Change in unrealized gain (loss) on investments	(14,760)	(82,256)	(772,772)	(453,764)	829,553	(366,440)	98,685	(1,427,694)
Reinvested capital gains	5,691	54,934	16,025	369,308	-	-	-	975,729

Net increase (decrease) in contract owners’ equity resulting from operations	(74,231)	84,869	(453,993)	483,115	630,331	(467,193)	(131,631)	(481,729)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	184,479	181,664	186,763	315,714	269,483	129,126	309,380	536,055
Transfers between funds	180,047	(47,254)	(2,127,015)	425,212	(805,949)	395,284	(379,932)	(257,989)
Surrenders (note 6)	(10,336)	(215)	(373,348)	(271,096)	(79,133)	(34,298)	(403,307)	(65,879)
Death benefits (note 4)	-	-	-	-	(3,836)	-	(4,133)	-
Net policy repayments (loans) (note 5)	(6,715)	(46,186)	(18,368)	(59,754)	2,326	(1,667)	548	(57,168)
Deductions for surrender charges (note 2d)	(2,158)	(262)	(8,264)	(29,475)	(3,205)	(3,293)	(15,898)	(8,443)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,061)	(49,122)	(83,834)	(104,444)	(113,361)	(71,322)	(222,434)	(234,166)
Asset charges (note 3)	(3,588)	(3,476)	(8,102)	(11,807)	(8,652)	(5,679)	(14,867)	(18,659)
Adjustments to maintain reserves	1	4	25	(12)	1	3	2	(5)

Net equity transactions	286,669	35,153	(2,432,143)	264,338	(742,326)	408,154	(730,641)	(106,254)

Net change in contract owners’ equity	212,438	120,022	(2,886,136)	747,453	(111,995)	(59,039)	(862,272)	(587,983)
Contract owners’ equity beginning of period	571,421	451,399	4,985,981	4,238,528	1,234,779	1,293,818	5,182,645	5,770,628

Contract owners’ equity end of period	$783,859	571,421	2,099,845	4,985,981	1,122,784	1,234,779	4,320,373	5,182,645

CHANGES IN UNITS:
Beginning units	23,213	20,677	145,936	139,529	211,248	147,317	416,310	424,855
Units purchased	20,891	12,172	5,167	19,376	47,270	83,008	30,067	43,052
Units redeemed	(8,532)	(9,636)	(82,266)	(12,969)	(124,854)	(19,077)	(90,184)	(51,597)

Ending units	35,572	23,213	68,837	145,936	133,664	211,248	356,193	416,310

	WRBP		WRBDP		WRCEP		WRGNR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$72	49	62	64	18	16	9	1
Realized gain (loss) on investments	(1,103)	25	(9)	(8)	(707)	37	(39)	(39)
Change in unrealized gain (loss) on investments	333	(808)	46	(50)	235	(835)	309	(239)
Reinvested capital gains	781	719	7	-	478	756	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83	(15)	106	6	24	(26)	279	(277)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,213	574	459	459	-	-	306	306
Transfers between funds	172	(62)	-	-	-	-	-	-
Surrenders (note 6)	(2,386)	-	-	-	(2,682)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(1,091)	-	-	-	(1,256)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(837)	(699)	(153)	(135)	(291)	(432)	(77)	(72)
Asset charges (note 3)	(30)	(40)	(16)	(13)	(21)	(36)	(8)	(7)
Adjustments to maintain reserves	-	2	2	(2)	(1)	-	5	(2)

Net equity transactions	(2,959)	(225)	292	309	(4,251)	(468)	226	225

Net change in contract owners’ equity	(2,876)	(240)	398	315	(4,227)	(494)	505	(52)
Contract owners’ equity beginning of period	5,212	5,452	2,573	2,258	4,227	4,721	1,240	1,292

Contract owners’ equity end of period	$2,336	5,212	2,971	2,573	-	4,227	1,745	1,240

CHANGES IN UNITS:
Beginning units	305	318	191	168	220	244	250	202
Units purchased	81	29	33	34	-	-	50	61
Units redeemed	(252)	(42)	(12)	(11)	(220)	(24)	(16)	(13)

Ending units	134	305	212	191	-	220	284	250

	WRGP		WRHIP		WRMCG		WRMMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1	5	71,555	52,649	-	-	-	-
Realized gain (loss) on investments	(227)	66	(28,303)	(39,558)	(24,874)	8,309	-	-
Change in unrealized gain (loss) on investments	(259)	(305)	102,956	(89,691)	20,278	(68,726)	-	-
Reinvested capital gains	450	565	-	8,939	17,322	31,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35)	331	146,208	(67,661)	12,726	(29,383)	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	91,532	74,393	17,864	25,315	240	-
Transfers between funds	-	-	103,361	149,923	(102,623)	67,963	(174)	-
Surrenders (note 6)	(2,871)	-	(57,481)	(207,735)	(67,462)	(9,690)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	480	(8,272)	461	158	-	-
Deductions for surrender charges (note 2d)	(1,334)	-	(21)	(14,878)	-	(655)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(308)	(452)	(57,693)	(52,276)	(11,337)	(14,461)	(65)	-
Asset charges (note 3)	(22)	(38)	(3,223)	(3,304)	(916)	(1,311)	-	-
Adjustments to maintain reserves	8	(16)	(5)	(5)	17	(10)	(1)	-

Net equity transactions	(4,527)	(506)	76,950	(62,154)	(163,996)	67,309	-	-

Net change in contract owners’ equity	(4,562)	(175)	223,158	(129,815)	(151,270)	37,926	-	-
Contract owners’ equity beginning of period	4,562	4,737	917,410	1,047,225	425,396	387,470	-	-

Contract owners’ equity end of period	$-	4,562	1,140,568	917,410	274,126	425,396	-	-

CHANGES IN UNITS:
Beginning units	239	266	51,791	55,274	20,212	17,346	-	-
Units purchased	-	-	10,623	7,643	898	4,082	24	-
Units redeemed	(239)	(27)	(6,995)	(11,126)	(8,836)	(1,216)	(24)	-

Ending units	-	239	55,419	51,791	12,274	20,212	-	-

	WRPAP		WRPMAP		WRSTP		WRSCP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$114	191	94	116	-	-	-	-
Realized gain (loss) on investments	(33)	81	(74)	41	79	146	(9)	15
Change in unrealized gain (loss) on investments	(431)	(965)	(243)	(603)	(156)	(448)	(151)	(268)
Reinvested capital gains	749	702	515	427	145	210	204	295

Net increase (decrease) in contract owners’ equity resulting from operations	399	9	292	(19)	68	(92)	44	42

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,650	1,650	3,493	3,655	880	880	306	306
Transfers between funds	-	-	-	-	31	(42)	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(900)	(880)	(2,569)	(2,577)	(438)	(449)	(113)	(118)
Asset charges (note 3)	(47)	(44)	(41)	(35)	(22)	(22)	(12)	(12)
Adjustments to maintain reserves	9	(5)	(5)	13	(1)	(15)	(5)	8

Net equity transactions	712	721	878	1,056	450	352	176	184

Net change in contract owners’ equity	1,111	730	1,170	1,037	518	260	220	226
Contract owners’ equity beginning of period	7,344	6,614	5,593	4,556	3,798	3,538	2,076	1,850

Contract owners’ equity end of period	$8,455	7,344	6,763	5,593	4,316	3,798	2,296	2,076

CHANGES IN UNITS:
Beginning units	457	413	357	291	168	152	120	109
Units purchased	104	100	223	229	42	36	17	18
Units redeemed	(59)	(56)	(167)	(163)	(22)	(20)	(8)	(7)

Ending units	502	457	413	357	188	168	129	120

	WFVSCG		FOSR		CAF		MIGIC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	404	1,134	-	8,231
Realized gain (loss) on investments	(5,676)	57,341	-	459,013	(26,959)	7,416	-	262,652
Change in unrealized gain (loss) on investments	776	(102,268)	-	(256,744)	(2,015)	(17,227)	-	(344,200)
Reinvested capital gains	31,250	52,722	-	-	27,908	16,310	-	86,593

Net increase (decrease) in contract owners’ equity resulting from operations	26,350	7,795	-	202,269	(662)	7,633	-	13,276

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,121	19,168	-	53,242	4,257	190,313	-	7,992
Transfers between funds	1,285	(114,357)	-	(2,299,153)	(318,444)	13,834	-	(1,005,364)
Surrenders (note 6)	(13,631)	(146,773)	-	(22,683)	-	-	-	(5,490)
Death benefits (note 4)	-	-	-	(3,287)	-	-	-	-
Net policy repayments (loans) (note 5)	(11,456)	5,156	-	(25,987)	-	1,782	-	(6)
Deductions for surrender charges (note 2d)	(468)	(386)	-	(997)	-	-	-	(251)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,929)	(15,562)	-	(29,231)	(4,445)	(9,264)	-	(9,173)
Asset charges (note 3)	(1,129)	(1,853)	-	(2,893)	(363)	(726)	-	(1,000)
Adjustments to maintain reserves	7	3	-	2	1,003	(2)	-	(8)

Net equity transactions	(22,200)	(254,604)	-	(2,330,987)	(317,992)	195,937	-	(1,013,300)

Net change in contract owners’ equity	4,150	(246,809)	-	(2,128,718)	(318,654)	203,570	-	(1,000,024)
Contract owners’ equity beginning of period	323,480	570,289	-	2,128,718	318,654	115,084	-	1,000,024

Contract owners’ equity end of period	$327,630	323,480	-	-	-	318,654	-	-

CHANGES IN UNITS:
Beginning units	13,119	22,462	-	128,583	20,150	7,617	-	46,600
Units purchased	823	1,256	-	3,258	660	13,361	-	439
Units redeemed	(1,610)	(10,599)	-	(131,841)	(20,810)	(828)	-	(47,039)

Ending units	12,332	13,119	-	-	-	20,150	-	-

	AMFAS
	2016	2015
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	28,688
Change in unrealized gain (loss) on investments	-	(60,738)
Reinvested capital gains	-	32,776

Net increase (decrease) in contract owners’ equity resulting from operations	-	726

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	6,992
Transfers between funds	-	(229,085)
Surrenders (note 6)	-	(2)
Death benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	264
Deductions for surrender charges (note 2d)	-	(61)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(5,323)
Asset charges (note 3)	-	(690)
Adjustments to maintain reserves	-	4

Net equity transactions	-	(227,901)

Net change in contract owners’ equity	-	(227,175)
Contract owners’ equity beginning of period	-	227,175

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	14,088
Units purchased	-	444
Units redeemed	-	(14,532)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

AMERICAN CENTURY INVESTORS INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT Voyager Fund: Class IB (PVTVB)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)*

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)*

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)*

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)*

Variable Insurance Portfolios - Energy (WRENG)*

Variable Insurance Portfolios - Global Bond (WRGBP)*

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)*

Variable Insurance Portfolios - International Core Equity (WRI2P)*

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)*

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)*

Variable Insurance Portfolios - Value (WRVP)*

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select - NY contracts, the Company currently deducts 0.5% from each premium (the maximum is 2.5%) to cover sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL - NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL - NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $1,344,994 and $1,474,769, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select - NY contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL - NY contracts, Nationwide YourLife® Protection VUL - NY and Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issued in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select - NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount (but not more than $42.50). This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL - NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. For Nationwide YourLife® Protection VUL - NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Best of America Next Generation® II FPVUL contracts and Nationwide® Options Select - NYcontracts, the charge is 100% of the initial surrender charge in the first through third years for issue ages 0-49 and 100% of the initial surrender charge in the first through second years for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL - NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-56 and 100% of the initial surrender charge in the first year for issue ages 57+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Protection VUL - NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-49 and 100% of the initial surrender charge in the first year for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Survivorship VUL - NY contracts, depending on the policy year of the surrender and the Insureds’ ages, sexes, Base Policy Specified Amount, death benefit option, and underwriting classes at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select - NY contracts, Nationwide YourLife® Accumulation VUL - NY contracts and Nationwide YourLife® Survivorship VUL - NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL - NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $6,240,732 and $8,091,693, respectively, and total transfers from the Account to the fixed account were $11,464,798 and $11,299,102, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$357,602,569	$-	$-	$357,602,569

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$93,391	$84,633
VP Inflation Protection Fund - Class I (ACVIP1)	543,878	671,654
Global Allocation V.I. Fund - Class I (BRVGA1)	235,790	48,924
Global Allocation V.I. Fund - Class II (MLVGA2)	321,123	862,187
VIP Small Cap Value Series: Service Class (DWVSVS)	83,878	102,776
VA Global Bond Portfolio (DFVGB)	63,974	3,868
VA Inflation-Protected Securities Portfolio (DFVIPS)	7,460	-
VA International Small Portfolio (DFVIS)	28,598	5,458
VA International Value Portfolio (DFVIV)	32,813	3,544
VA Short-Term Fixed Portfolio (DFVSTF)	14,004	493
VA U.S. Large Value Portfolio (DFVULV)	99,414	56,103
VA U.S. Targeted Value Portfolio (DFVUTV)	70,190	28,351
Stock Index Fund, Inc. - Initial Shares (DSIF)	772,170	665,997
Global Income Builder VIP - Class A (DSGIBA)	104,768	3
Franklin Income Securities Fund - Class 2 (FTVIS2)	751,858	258,083
Rising Dividends Securities Fund - Class 1 (FTVRDI)	567,375	216,541
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,147,899	538,297
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	208,240	146,981
Templeton Foreign Securities Fund - Class 2 (TIF2)	261,646	254,101
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	670,002	473,190
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	162,975	130,280
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	75,741	24,628
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	10,358	4,844
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	917,472	421,023
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	146,356	93,397
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	1,232,315	177,813
Forty Portfolio: Service Shares (JACAS)	533,028	543,528
Global Technology Portfolio: Service Shares (JAGTS)	1,926,520	2,646,754
Overseas Portfolio: Service Shares (JAIGS)	1,289,883	1,528,645
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	54,073	20,837
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	1,496,872	93,015
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	420,253	49,530
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	110,462	181,084
Value Series - Initial Class (MVFIC)	2,380,318	906,123
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	979,816	751,540
Core Plus Fixed Income Portfolio - Class I (MSVFI)	23,063	40,972
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	12,616	1,303
NVIT Investor Destinations Managed Growth Class I (IDPG)	21,560	2,402
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	11,754	6,561
NVIT Cardinal Managed Growth Class I (NCPG)	13,528	4,273
NVIT Bond Index Fund Class I (NVBX)	407,443	114,626
NVIT International Index Fund Class I (NVIX)	165,306	8,757
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	945,283	457,607
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,242,301	400,797
American Funds NVIT Bond Fund - Class II (GVABD2)	516,688	274,095
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	662,369	496,532
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,132,004	751,790
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	297,434	77,654
Federated NVIT High Income Bond Fund - Class I (HIBF)	220,126	335,344
NVIT Emerging Markets Fund - Class I (GEM)	455,209	305,745
NVIT International Equity Fund - Class I (GIG)	153,140	41,097
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	7,292	22,860
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	73,684	20,642
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	512,978	427,408
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	928,323	1,067,313
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	395,434	126,470
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	790,302	252,846
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	285,278	247,801
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,117,479	2,017,203
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,653,649	1,794,123
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	95,963	163,708
NVIT Core Bond Fund - Class I (NVCBD1)	287,294	125,391
NVIT Core Plus Bond Fund - Class I (NVLCP1)	164,953	57,912
NVIT Nationwide Fund - Class I (TRF)	105,303	378,636
NVIT Government Bond Fund - Class I (GBF)	560,471	569,763
NVIT International Index Fund - Class II (GVIX2)	36,452	119,076
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,347,974	894,263
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	77,606	492,360
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	44,040	57,632
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	65,936	141,370
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,259,510	967,258
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,217,666	5,342,330
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	260,737	146,349
NVIT Mid Cap Index Fund - Class I (MCIF)	700,756	329,566
NVIT Money Market Fund - Class I (SAM)	4,400,313	5,374,925
NVIT Money Market Fund - Class V (SAM5)	2,317,484	2,842,501
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	170,645	322,260
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	143,188	87,556
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	717,603	684,110
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	326,886	226,555
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	575,034	536,509
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	58,998	4,564
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	605,597	583,030
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	400,205	146,731
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	350,167	120,189
NVIT Multi-Manager Small Company Fund - Class I (SCF)	400,366	236,189
NVIT Multi-Sector Bond Fund - Class I (MSBF)	376,722	438,566
NVIT Short Term Bond Fund - Class I (NVSTB1)	34,032	48,360
NVIT Short Term Bond Fund - Class II (NVSTB2)	70,183	71,842
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,697,463	1,957,055
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	187,460	20,347
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	90,218	35,549
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	109,086	22,059
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	58,131	24,288
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	345,716	107,853
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	329,251	53,453
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	52,904	14,423
Templeton NVIT International Value Fund - Class III (NVTIV3)	162,335	281,302
Invesco NVIT Comstock Value Fund - Class I (EIF)	220,398	562,142
NVIT Real Estate Fund - Class I (NVRE1)	684,252	568,991
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	30,083	1,428
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	76,045	15,108
NVIT Small Cap Index Fund Class II (NVSIX2)	257,124	21,074
NVIT S&P 500 Index Fund Class I (GVEX1)	1,837,814	1,066,480
Short Duration Bond Portfolio - I Class Shares (AMTB)	943,630	391,291
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	17,771	7,176
Socially Responsive Portfolio - I Class Shares (AMSRS)	65,937	256,021
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	71,745	7,884
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	37,833	11,367
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	42,718	12,527
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	525,798	447,220
VP Inflation Protection Fund - Class II (ACVIP2)	374,877	442,013
VP Mid Cap Value Fund - Class I (ACVMV1)	1,078,534	701,780
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	599,793	510,815
Appreciation Portfolio - Initial Shares (DCAP)	327,985	135,130
Quality Bond Fund II - Primary Shares (FQB)	99,792	147,999
VIP Energy Portfolio - Service Class 2 (FNRS2)	504,010	499,952
VIP Equity-Income Portfolio - Service Class (FEIS)	1,199,358	645,392
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	59,153	148,306
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	506,874	492,663
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	824,053	233,902
VIP Growth Portfolio - Service Class (FGS)	1,159,210	691,291
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	847,838	755,833
VIP Mid Cap Portfolio - Service Class (FMCS)	886,687	522,672
VIP Overseas Portfolio - Service Class (FOS)	363,719	388,556
VIP Value Strategies Portfolio - Service Class (FVSS)	7,004	75,110
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,109	2,702
Global Securities Fund/VA - Non-Service Shares (OVGS)	566,886	348,915
International Growth Fund/VA - Non-Service Shares (OVIG)	352,073	13,502
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,444,388	913,786
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	508,852	392,217
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	57,506	72,823
All Asset Portfolio - Administrative Class (PMVAAA)	169,211	73,488
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	38,191	21,025
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	203,767	1,067,214
Low Duration Portfolio - Administrative Class (PMVLDA)	650,217	399,449
Total Return Portfolio - Administrative Class (PMVTRA)	1,449,673	316,871
VT Growth & Income Fund: Class IB (PVGIB)	661	161
VT Growth Opportunities Fund: Class IB (PVGOB)	3,292	13
VT Voyager Fund: Class IB (PVTVB)	653	3,453
VI American Franchise Fund - Series I Shares (ACEG)	155,713	217,863
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	11,295	1,326
Variable Fund - Multi-Hedge Strategies (RVARS)	24,502	74,311
T. Rowe Price Health Sciences Portfolio (TRHSP)	639,539	347,179
Health Sciences Portfolio - II (TRHS2)	872,824	3,288,967
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	858,441	1,595,010
Variable Insurance Portfolios - Asset Strategy (WRASP)	252,958	956,954
Variable Insurance Portfolios - Balanced (WRBP)	2,044	4,149
Variable Insurance Portfolios - Bond (WRBDP)	527	169
Variable Insurance Portfolios - Core Equity (WRCEP)	496	4,250
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	315	85
Variable Insurance Portfolios - Growth (WRGP)	451	4,535
Variable Insurance Portfolios - High Income (WRHIP)	303,204	154,694
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	57,558	204,249
Variable Insurance Portfolios - Money Market (WRMMP)	207	207
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	2,513	947
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	2,085	593
Variable Insurance Portfolios - Science and Technology (WRSTP)	976	380
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	510	125
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	64,190	55,147
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	36,808	326,485

	$82,448,474	$65,939,643

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016	0.00%	7,995	$12.32	$98,536	0.72%	3.59%
2015	0.00%	7,276	11.90	86,566	0.62%	-1.09%
2014	0.00%	9,250	12.03	111,266	0.68%	4.45%
2013	0.00%	791	11.52	9,109	0.30%	12.31%
2012	0.00%	496	10.25	5,086	0.09%	2.54%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2016	0.00%	79,887	10.16	812,020	2.10%	4.71%
2015	0.00%	95,192	9.71	924,105	2.50%	-2.28%
2014	0.00%	185,774	9.93	1,845,547	1.76%	3.58%
2013	0.00%	13,316	9.59	127,716	1.80%	-8.21%
2012	0.00%	2,488	10.45	25,998	2.18%	4.50%	****
Global Allocation V.I. Fund - Class I (BRVGA1)
2016	0.00%	89,788	12.49	1,121,038	1.43%	4.11%
2015	0.00%	75,507	11.99	905,480	1.24%	-0.71%
2014	0.00%	58,490	12.08	706,430	2.62%	2.11%
2013	0.00%	37,011	11.83	437,776	1.37%	14.76%
2012	0.00%	26,749	10.31	275,707	3.33%	3.07%	****
Global Allocation V.I. Fund - Class II (MLVGA2)
2016	0.00%	212,480	17.10	3,634,229	1.08%	3.96%
2015	0.00%	248,157	16.45	4,082,871	0.99%	-0.87%
2014	0.00%	259,964	16.60	4,314,607	2.03%	1.97%
2013	0.00%	272,316	16.28	4,432,445	1.10%	14.55%
2012	0.00%	255,315	14.21	3,627,828	1.35%	10.14%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.00%	10,534	15.98	168,368	0.64%	31.08%
2015	0.00%	12,168	12.19	148,365	0.52%	-6.46%
2014	0.00%	25,198	13.04	328,466	0.35%	5.62%
2013	0.00%	14,013	12.34	172,948	0.00%	23.42%	****
VA Global Bond Portfolio (DFVGB)
2016	0.00%	11,021	10.89	120,034	2.68%	1.73%
2015	0.00%	5,762	10.71	61,692	1.44%	1.55%
2014	0.00%	6,969	10.54	73,477	2.56%	2.88%
2013	0.00%	2,345	10.25	24,031	0.63%	-0.35%
2012	0.00%	265	10.28	2,725	1.59%	2.84%	****
VA Inflation-Protected Securities Portfolio (DFVIPS)
2016	0.00%	754	9.98	7,526	0.00%	-0.19%	****
VA International Small Portfolio (DFVIS)
2016	0.00%	4,355	14.15	61,613	2.85%	6.23%
2015	0.00%	2,780	13.32	37,024	2.52%	5.81%
2014	0.00%	1,936	12.59	24,367	3.27%	-5.78%
2013	0.00%	125	13.36	1,670	4.09%	27.07%
VA International Value Portfolio (DFVIV)
2016	0.00%	7,171	12.46	89,350	3.89%	9.11%
2015	0.00%	4,785	11.42	54,644	3.75%	-6.96%
2014	0.00%	3,094	12.27	37,977	8.30%	-7.16%
2013	0.00%	970	13.22	12,824	3.17%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2016	0.00%	2,371	10.19	24,150	0.92%	0.79%
2015	0.00%	1,057	10.11	10,682	0.39%	0.30%
2014	0.00%	539	10.08	5,431	0.23%	0.15%
2013	0.00%	303	10.06	3,048	0.53%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2016	0.00%	20,890	19.23	401,636	1.96%	18.87%
2015	0.00%	18,953	16.17	306,540	2.21%	-3.41%
2014	0.00%	13,189	16.74	220,837	2.05%	9.08%
2013	0.00%	10,516	15.35	161,417	3.06%	40.82%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA U.S. Targeted Value Portfolio (DFVUTV)
2016	0.00%	6,218	$19.68	$122,377	1.15%	27.49%
2015	0.00%	4,196	15.44	64,775	1.52%	-5.23%
2014	0.00%	2,594	16.29	42,254	1.05%	3.71%
2013	0.00%	1,641	15.71	25,775	0.77%	44.62%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.00%	229,698	23.44	5,384,645	2.02%	11.71%
2015	0.00%	239,108	20.99	5,017,828	1.83%	1.11%
2014	0.00%	252,393	20.76	5,238,625	1.77%	13.42%
2013	0.00%	243,540	18.30	4,456,615	1.85%	32.03%
2012	0.00%	256,742	13.86	3,558,516	2.04%	15.74%
Global Income Builder VIP - Class A (DSGIBA)
2016	0.00%	10,134	10.41	105,469	0.00%	4.07%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.00%	149,609	18.22	2,726,361	4.49%	14.02%
2015	0.00%	127,563	15.98	2,038,728	4.66%	-7.05%
2014	0.00%	143,355	17.20	2,464,998	5.65%	4.62%
2013	0.00%	218,727	16.44	3,595,077	6.61%	13.94%
2012	0.00%	147,495	14.43	2,127,664	6.41%	12.65%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016	0.00%	106,138	23.78	2,524,155	1.63%	16.33%
2015	0.00%	104,518	20.44	2,136,747	1.72%	-3.42%
2014	0.00%	119,716	21.17	2,534,009	1.54%	9.01%
2013	0.00%	132,192	19.42	2,566,915	1.78%	30.05%
2012	0.00%	133,436	14.93	1,992,349	1.81%	12.18%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2016	0.00%	196,974	27.33	5,382,579	1.06%	30.54%
2015	0.00%	203,077	20.93	4,251,218	0.91%	-7.18%
2014	0.00%	222,216	22.55	5,011,905	0.84%	0.88%
2013	0.00%	228,169	22.36	5,101,125	1.46%	36.50%
2012	0.00%	262,511	16.38	4,299,415	1.03%	18.75%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.00%	136,347	8.90	1,213,912	0.82%	17.44%
2015	0.00%	130,526	7.58	989,512	2.09%	-19.60%
2014	0.00%	151,392	9.43	1,427,516	1.51%	-5.71%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.00%	208,860	8.75	1,828,343	2.02%	7.18%
2015	0.00%	215,097	8.17	1,756,882	3.27%	-6.49%
2014	0.00%	221,480	8.73	1,934,607	1.90%	-12.65%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.00%	320,924	9.94	3,188,442	0.00%	2.94%
2015	0.00%	299,800	9.65	2,893,554	7.76%	-4.30%
2014	0.00%	303,125	10.09	3,057,236	5.11%	0.86%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.00%	89,666	14.67	1,315,085	3.80%	13.18%
2015	0.00%	93,954	12.96	1,217,506	2.99%	-6.21%
2014	0.00%	100,743	13.82	1,391,959	2.78%	2.85%
2013	0.00%	101,247	13.43	1,360,182	11.29%	23.77%
2012	0.00%	93,519	10.85	1,015,078	2.73%	15.33%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2016	0.00%	21,895	13.62	298,208	4.97%	14.33%
2015	0.00%	18,870	11.91	224,786	4.26%	-6.84%
2014	0.00%	12,728	12.79	162,748	4.80%	4.92%
2013	0.00%	5,913	12.19	72,060	5.16%	14.18%
2012	0.00%	2,701	10.67	28,828	4.03%	6.73%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2016	0.00%	3,671	$14.68	$53,895	4.14%	13.43%
2015	0.00%	3,500	12.94	45,302	3.46%	-5.93%
2014	0.00%	3,485	13.76	47,949	3.03%	3.05%
2013	0.00%	3,022	13.35	40,347	12.78%	24.14%
2012	0.00%	2,078	10.75	22,348	0.00%	7.55%	****
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2016	0.00%	108,677	11.12	1,208,742	0.00%	3.21%
2015	0.00%	60,814	10.78	655,366	7.74%	-4.10%
2014	0.00%	44,166	11.24	496,311	4.87%	2.12%
2013	0.00%	33,618	11.00	369,931	4.92%	1.89%
2012	0.00%	20,920	10.80	225,934	1.24%	8.00%	****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.00%	63,036	14.83	935,089	0.00%	0.76%
2015	0.00%	65,910	14.72	970,388	0.00%	1.21%
2014	0.00%	73,123	14.55	1,063,752	0.00%	8.04%
2013	0.00%	78,154	13.47	1,052,357	0.42%	37.01%
2012	0.00%	86,194	9.83	847,080	0.00%	-1.72%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016	0.00%	176,777	11.04	1,952,128	0.48%	11.64%
2015	0.00%	80,730	9.89	798,546	5.15%	-4.10%
2014	0.00%	30,846	10.31	318,159	0.00%	3.14%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.00%	79,105	23.36	1,847,548	0.86%	1.94%
2015	0.00%	91,472	22.91	2,095,680	1.30%	11.94%
2014	0.00%	107,249	20.47	2,195,109	0.03%	8.47%
2013	0.00%	113,920	18.87	2,149,625	0.58%	30.89%
2012	0.00%	118,192	14.42	1,703,960	0.54%	23.86%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.00%	75,015	17.72	1,329,590	0.13%	13.85%
2015	0.00%	119,611	15.57	1,862,111	0.65%	4.65%
2014	0.00%	73,647	14.88	1,095,642	0.00%	9.35%
2013	0.00%	54,060	13.61	735,499	0.00%	35.39%
2012	0.00%	25,034	10.05	251,565	0.00%	0.49%	****
Overseas Portfolio: Service Shares (JAIGS)
2016	0.00%	249,106	8.56	2,131,633	5.32%	-6.71%
2015	0.00%	301,466	9.17	2,765,145	0.58%	-8.80%
2014	0.00%	234,243	10.06	2,355,954	5.97%	-12.10%
2013	0.00%	239,954	11.44	2,745,624	3.04%	14.28%
2012	0.00%	295,978	10.01	2,963,455	0.73%	0.12%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.00%	3,193	10.06	32,125	4.44%	0.61%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2016	0.00%	209,452	10.46	2,190,582	0.44%	6.08%
2015	0.00%	87,690	9.86	864,592	0.49%	-1.40%	****
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2016	0.00%	41,689	15.36	640,372	1.72%	4.05%
2015	0.00%	19,281	14.76	284,641	1.66%	6.65%
2014	0.00%	17,102	13.84	236,725	2.32%	1.34%
2013	0.00%	10,438	13.66	142,569	2.25%	27.90%
2012	0.00%	333	10.68	3,556	1.47%	6.79%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2016	0.00%	33,121	14.51	480,741	0.00%	9.05%
2015	0.00%	39,957	13.31	531,827	0.00%	-1.89%
2014	0.00%	31,446	13.57	426,588	0.00%	-7.26%
2013	0.00%	26,441	14.63	386,760	0.00%	41.52%
2012	0.00%	1,381	10.34	14,274	0.00%	3.36%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Value Series - Initial Class (MVFIC)
2016	0.00%	354,182	$25.47	$9,019,258	2.16%	14.09%
2015	0.00%	327,764	22.32	7,315,806	2.29%	-0.74%
2014	0.00%	299,560	22.49	6,735,902	1.53%	10.51%
2013	0.00%	315,745	20.35	6,424,623	1.17%	35.89%
2012	0.00%	340,888	14.97	5,104,427	1.60%	16.26%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.00%	144,906	17.60	2,549,759	1.08%	3.84%
2015	0.00%	135,488	16.95	2,295,861	1.91%	6.32%
2014	0.00%	63,861	15.94	1,017,809	1.89%	1.13%
2013	0.00%	51,774	15.76	815,925	1.64%	27.63%
2012	0.00%	19,443	12.35	240,070	0.70%	15.93%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.00%	26,916	15.73	423,432	1.94%	6.11%
2015	0.00%	28,605	14.83	424,088	3.43%	-0.65%
2014	0.00%	36,519	14.92	544,965	3.16%	7.85%
2013	0.00%	40,428	13.84	559,362	3.70%	-0.32%
2012	0.00%	39,120	13.88	542,985	4.17%	9.44%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2016	0.00%	2,291	10.47	23,980	2.47%	5.94%
2015	0.00%	1,205	9.88	11,906	2.82%	-3.10%
2014	0.00%	140	10.20	1,427	1.73%	1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2016	0.00%	2,172	10.47	22,751	3.23%	7.23%
2015	0.00%	296	9.77	2,891	3.94%	-3.71%
2014	0.00%	17	10.15	172	1.40%	1.45%	****
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2016	0.00%	3,862	10.31	39,821	2.67%	5.74%
2015	0.00%	3,464	9.75	33,777	1.59%	-4.03%
2014	0.00%	3,096	10.16	31,456	6.40%	1.60%	****
NVIT Cardinal Managed Growth Class I (NCPG)
2016	0.00%	7,546	10.23	77,222	2.69%	6.40%
2015	0.00%	6,813	9.62	65,527	1.57%	-4.62%
2014	0.00%	20	10.08	202	2.72%	0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2016	0.00%	33,970	10.53	357,545	2.79%	2.26%
2015	0.00%	6,760	10.29	69,578	2.70%	0.14%
2014	0.00%	3,467	10.28	35,634	5.89%	2.78%	****
NVIT International Index Fund Class I (NVIX)
2016	0.00%	28,680	9.19	263,707	4.07%	0.92%
2015	0.00%	11,863	9.11	108,081	2.31%	-0.96%
2014	0.00%	4,881	9.20	44,900	2.26%	-8.01%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.00%	222,181	28.30	6,287,643	2.39%	20.44%
2015	0.00%	230,837	23.50	5,424,040	2.42%	-4.28%
2014	0.00%	246,559	24.55	6,052,204	2.03%	13.12%
2013	0.00%	265,990	21.70	5,771,982	1.88%	31.90%
2012	0.00%	285,727	16.45	4,700,811	0.96%	14.66%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.00%	348,170	18.10	6,302,323	2.09%	9.00%
2015	0.00%	268,535	16.61	4,459,503	1.45%	0.98%
2014	0.00%	249,935	16.44	4,110,165	0.96%	4.99%
2013	0.00%	251,110	15.66	3,933,199	1.30%	23.28%
2012	0.00%	252,399	12.70	3,206,725	1.40%	15.72%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.00%	73,623	13.52	995,043	2.78%	2.65%
2015	0.00%	57,838	13.17	761,520	1.36%	-0.23%
2014	0.00%	57,067	13.20	753,108	1.24%	4.98%
2013	0.00%	64,227	12.57	807,403	1.73%	-2.57%
2012	0.00%	75,139	12.90	969,533	2.22%	4.97%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.00%	143,017	$18.57	$2,655,312	1.46%	0.19%
2015	0.00%	149,827	18.53	2,776,559	0.66%	6.54%
2014	0.00%	146,400	17.39	2,546,436	0.72%	1.84%
2013	0.00%	141,688	17.08	2,420,051	0.37%	28.64%
2012	0.00%	162,196	13.28	2,153,541	0.85%	22.09%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.00%	218,381	19.31	4,216,254	0.22%	9.06%
2015	0.00%	244,566	17.70	4,329,421	0.74%	6.43%
2014	0.00%	245,634	16.63	4,085,730	0.46%	8.07%
2013	0.00%	243,065	15.39	3,741,204	0.31%	29.61%
2012	0.00%	270,064	11.88	3,207,136	0.21%	17.40%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.00%	91,976	16.74	1,539,494	1.21%	11.09%
2015	0.00%	92,230	15.07	1,389,676	0.83%	1.09%
2014	0.00%	102,595	14.91	1,529,230	0.83%	10.23%
2013	0.00%	107,177	13.52	1,449,302	1.05%	32.97%
2012	0.00%	107,574	10.17	1,094,003	1.07%	17.06%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.00%	74,657	20.27	1,513,290	5.49%	14.16%
2015	0.00%	85,128	17.76	1,511,563	4.54%	-2.61%
2014	0.00%	123,863	18.23	2,258,225	3.63%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.00%	256,317	8.82	2,260,043	0.83%	7.72%
2015	0.00%	240,457	8.19	1,968,324	0.82%	-15.99%
2014	0.00%	253,805	9.74	2,473,168	0.84%	-2.56%	****
NVIT International Equity Fund - Class I (GIG)
2016	0.00%	60,531	9.55	578,318	2.31%	0.87%
2015	0.00%	49,659	9.47	470,360	0.51%	-3.06%
2014	0.00%	44,801	9.77	437,725	1.78%	-2.30%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	0.00%	39,468	9.50	374,877	1.92%	0.63%
2015	0.00%	41,921	9.44	395,669	0.27%	-3.22%
2014	0.00%	46,167	9.75	450,243	3.79%	-0.72%
2013	0.00%	59,962	9.82	589,016	0.53%	17.56%
2012	0.00%	69,053	8.36	576,986	0.60%	15.23%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.00%	75,355	16.32	1,229,643	0.82%	13.60%
2015	0.00%	76,170	14.36	1,094,123	0.73%	-1.08%
2014	0.00%	90,303	14.52	1,311,288	0.91%	6.60%
2013	0.00%	94,482	13.62	1,287,032	1.23%	43.82%
2012	0.00%	82,884	9.47	785,049	1.64%	16.94%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	0.00%	189,961	18.12	3,442,467	0.70%	10.11%
2015	0.00%	206,881	16.46	3,404,902	0.78%	-0.42%
2014	0.00%	208,011	16.53	3,437,884	0.90%	10.51%
2013	0.00%	211,084	14.96	3,156,900	0.73%	38.55%
2012	0.00%	209,086	10.79	2,256,939	1.07%	11.38%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016	0.00%	227,718	15.02	3,420,872	2.24%	8.33%
2015	0.00%	262,584	13.87	3,641,482	2.83%	-1.58%
2014	0.00%	256,282	14.09	3,610,967	2.04%	4.48%
2013	0.00%	265,490	13.49	3,580,458	1.34%	29.65%
2012	0.00%	246,572	10.40	2,564,884	1.12%	16.22%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2016	0.00%	131,021	$14.67	$1,921,767	2.83%	6.28%
2015	0.00%	121,759	13.80	1,680,313	2.80%	-1.05%
2014	0.00%	114,207	13.95	1,592,880	2.49%	4.46%
2013	0.00%	112,078	13.35	1,496,401	1.71%	14.72%
2012	0.00%	127,328	11.64	1,481,910	1.63%	11.24%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2016	0.00%	254,029	15.05	3,822,442	2.89%	7.32%
2015	0.00%	242,684	14.02	3,402,719	3.02%	-1.15%
2014	0.00%	297,463	14.18	4,219,121	2.60%	4.70%
2013	0.00%	268,094	13.55	3,631,756	1.67%	21.44%
2012	0.00%	265,680	11.15	2,963,587	1.34%	13.74%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016	0.00%	47,277	13.66	645,924	2.36%	4.81%
2015	0.00%	46,960	13.03	612,123	2.27%	-0.65%
2014	0.00%	44,508	13.12	583,957	1.64%	3.42%
2013	0.00%	124,010	12.69	1,573,226	1.85%	5.03%
2012	0.00%	140,212	12.08	1,693,605	1.93%	7.58%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016	0.00%	450,291	14.89	6,702,756	2.54%	6.82%
2015	0.00%	556,849	13.94	7,759,765	2.83%	-0.98%
2014	0.00%	594,818	14.07	8,370,493	2.51%	4.66%
2013	0.00%	637,840	13.45	8,576,473	1.76%	17.98%
2012	0.00%	521,364	11.40	5,942,074	1.44%	12.45%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016	0.00%	1,008,854	14.99	15,124,416	2.70%	7.69%
2015	0.00%	1,062,039	13.92	14,785,114	3.05%	-1.43%
2014	0.00%	1,268,509	14.12	17,915,041	2.41%	4.66%
2013	0.00%	1,485,855	13.49	20,050,606	1.61%	24.35%
2012	0.00%	1,496,588	10.85	16,240,169	1.29%	14.67%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016	0.00%	39,327	14.41	566,832	2.64%	5.99%
2015	0.00%	47,253	13.60	642,551	2.45%	-0.88%
2014	0.00%	49,619	13.72	680,709	2.39%	4.17%
2013	0.00%	54,489	13.17	717,575	1.93%	11.33%
2012	0.00%	46,734	11.83	552,808	1.62%	10.13%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.00%	61,854	14.34	886,826	3.46%	5.35%
2015	0.00%	52,835	13.61	719,076	2.97%	-0.72%
2014	0.00%	55,369	13.71	759,029	2.78%	5.06%
2013	0.00%	56,693	13.05	739,782	2.28%	-1.91%
2012	0.00%	69,554	13.30	925,290	3.07%	7.75%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2016	0.00%	23,913	15.32	366,357	3.82%	3.70%
2015	0.00%	17,850	14.77	263,715	2.85%	-0.32%
2014	0.00%	8,257	14.82	122,377	2.47%	5.09%
2013	0.00%	9,931	14.10	140,059	1.95%	-1.77%
2012	0.00%	10,120	14.36	145,300	3.15%	7.38%
NVIT Nationwide Fund - Class I (TRF)
2016	0.00%	123,453	21.19	2,615,578	1.40%	11.39%
2015	0.00%	139,357	19.02	2,650,664	1.22%	0.94%
2014	0.00%	146,750	18.84	2,765,412	1.16%	12.15%
2013	0.00%	154,851	16.80	2,601,987	1.35%	31.10%
2012	0.00%	161,398	12.82	2,068,628	1.42%	14.21%
NVIT Government Bond Fund - Class I (GBF)
2016	0.00%	197,318	14.74	2,908,499	1.89%	0.74%
2015	0.00%	201,463	14.63	2,947,738	1.77%	-0.11%
2014	0.00%	201,465	14.65	2,950,972	1.98%	4.57%
2013	0.00%	211,364	14.01	2,960,695	1.67%	-4.06%
2012	0.00%	280,407	14.60	4,093,836	2.36%	3.06%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Index Fund - Class II (GVIX2)
2016	0.00%	54,708	$9.29	$507,965	2.43%	0.75%
2015	0.00%	65,877	9.22	607,110	2.16%	-1.26%
2014	0.00%	57,891	9.33	540,310	1.85%	-6.67%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.00%	440,449	20.25	8,917,328	1.64%	9.47%
2015	0.00%	457,726	18.50	8,465,651	1.42%	-1.00%
2014	0.00%	464,591	18.68	8,679,230	1.63%	4.99%
2013	0.00%	502,645	17.79	8,944,227	1.69%	27.25%
2012	0.00%	498,146	13.98	6,966,134	1.59%	15.90%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.00%	25,585	17.76	454,311	1.14%	6.30%
2015	0.00%	51,374	16.70	858,162	1.73%	-0.17%
2014	0.00%	49,253	16.73	824,163	1.88%	4.59%
2013	0.00%	41,426	16.00	662,801	1.23%	13.42%
2012	0.00%	152,424	14.11	2,150,106	2.37%	9.39%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.00%	19,886	20.48	407,354	1.81%	7.74%
2015	0.00%	21,844	19.01	415,321	1.54%	-0.53%
2014	0.00%	24,147	19.11	461,562	1.70%	5.21%
2013	0.00%	27,206	18.17	494,273	1.22%	19.49%
2012	0.00%	36,269	15.20	551,432	1.77%	12.25%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.00%	55,075	15.51	854,134	1.87%	4.26%
2015	0.00%	62,329	14.87	927,107	1.63%	0.26%
2014	0.00%	70,838	14.84	1,050,889	1.63%	3.89%
2013	0.00%	109,123	14.28	1,558,232	1.89%	4.83%
2012	0.00%	85,237	13.62	1,161,051	1.63%	5.18%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.00%	1,466,860	18.46	27,084,193	1.92%	7.14%
2015	0.00%	1,504,455	17.23	25,926,536	1.60%	-0.33%
2014	0.00%	1,574,486	17.29	27,224,494	1.73%	5.18%
2013	0.00%	1,536,403	16.44	25,257,378	1.70%	16.63%
2012	0.00%	1,689,096	14.10	23,808,844	1.69%	10.81%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.00%	2,157,528	19.63	42,353,621	1.75%	8.48%
2015	0.00%	2,370,910	18.10	42,903,772	1.46%	-0.73%
2014	0.00%	2,498,172	18.23	45,538,945	1.67%	4.96%
2013	0.00%	2,666,396	17.37	46,309,888	1.73%	22.38%
2012	0.00%	2,613,849	14.19	37,096,236	1.70%	13.76%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.00%	86,389	17.19	1,485,044	1.96%	5.70%
2015	0.00%	84,257	16.26	1,370,254	1.59%	-0.03%
2014	0.00%	99,372	16.27	1,616,560	1.80%	4.74%
2013	0.00%	101,772	15.53	1,580,689	1.72%	10.49%
2012	0.00%	106,307	14.06	1,494,302	1.76%	8.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.00%	132,413	29.13	3,856,827	1.29%	20.29%
2015	0.00%	132,864	24.21	3,217,238	1.13%	-2.53%
2014	0.00%	132,344	24.84	3,287,967	1.07%	9.42%
2013	0.00%	133,282	22.71	3,026,190	1.16%	33.05%
2012	0.00%	133,653	17.07	2,280,853	1.09%	17.47%
NVIT Money Market Fund - Class I (SAM)
2016	0.00%	495,360	11.48	5,688,195	-0.03%	0.01%
2015	0.00%	580,279	11.48	6,662,806	0.00%	0.00%
2014	0.00%	555,262	11.48	6,375,559	0.00%	0.00%
2013	0.00%	677,636	11.48	7,780,666	0.00%	0.00%
2012	0.00%	859,933	11.48	9,873,813	0.00%	0.00%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Money Market Fund - Class V (SAM5)
2016	0.00%	35,511	$10.00	$355,219	0.03%	0.03%
2015	0.00%	88,023	10.00	880,230	0.00%	0.00%
2014	0.00%	39,404	10.00	394,040	0.00%	0.00%
2013	0.00%	42,050	10.00	420,500	0.00%	0.00%
2012	0.00%	91,752	10.00	917,520	0.00%	0.00%	****
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.00%	208,871	9.54	1,992,762	1.42%	-2.12%
2015	0.00%	232,674	9.75	2,267,980	0.72%	-0.49%
2014	0.00%	239,927	9.80	2,350,215	1.08%	-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.00%	135,214	9.09	1,229,537	3.12%	5.23%
2015	0.00%	132,572	8.64	1,145,647	1.24%	-5.12%
2014	0.00%	141,163	9.11	1,285,696	1.77%	-8.92%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.00%	242,099	16.95	4,104,200	0.81%	2.19%
2015	0.00%	277,817	16.59	4,608,799	0.48%	3.43%
2014	0.00%	275,599	16.04	4,420,197	0.51%	10.44%
2013	0.00%	278,656	14.52	4,046,905	0.76%	34.74%
2012	0.00%	362,034	10.78	3,902,185	0.51%	16.35%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.00%	108,614	17.16	1,863,606	1.83%	16.35%
2015	0.00%	116,434	14.75	1,717,050	1.21%	-3.15%
2014	0.00%	132,374	15.23	2,015,625	1.16%	10.52%
2013	0.00%	157,943	13.78	2,176,079	1.39%	35.44%
2012	0.00%	168,401	10.17	1,713,086	1.40%	17.81%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.00%	183,593	17.11	3,141,862	0.00%	6.47%
2015	0.00%	202,652	16.07	3,257,423	0.00%	-0.18%
2014	0.00%	196,566	16.10	3,165,444	0.00%	4.04%
2013	0.00%	208,774	15.48	3,231,633	0.00%	38.94%
2012	0.00%	236,286	11.14	2,632,350	0.00%	14.90%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2016	0.00%	3,989	19.34	77,158	2.60%	17.72%
2015	0.00%	1,255	16.43	20,621	0.61%	-2.75%
2014	0.00%	4,684	16.90	79,140	2.22%	17.15%
2013	0.00%	4,259	14.42	61,424	3.73%	35.85%
2012	0.00%	61	10.62	648	1.59%	6.16%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.00%	149,745	21.73	3,254,614	1.37%	17.59%
2015	0.00%	164,489	18.48	3,040,203	1.30%	-2.89%
2014	0.00%	151,863	19.03	2,890,235	1.45%	17.02%
2013	0.00%	146,022	16.26	2,374,878	1.20%	35.68%
2012	0.00%	154,640	11.99	1,853,702	1.18%	16.35%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.00%	61,839	19.88	1,229,400	0.00%	8.30%
2015	0.00%	62,133	18.36	1,140,528	0.00%	0.76%
2014	0.00%	83,939	18.22	1,529,237	0.00%	2.81%
2013	0.00%	86,497	17.72	1,532,743	0.00%	44.29%
2012	0.00%	93,837	12.28	1,152,420	0.00%	13.44%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.00%	56,985	25.99	1,480,887	0.67%	25.93%
2015	0.00%	52,131	20.64	1,075,776	0.70%	-6.02%
2014	0.00%	54,707	21.96	1,201,277	0.51%	7.02%
2013	0.00%	67,737	20.52	1,389,802	0.87%	40.40%
2012	0.00%	61,960	14.61	905,469	0.86%	20.44%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.00%	87,908	$25.72	$2,261,282	0.33%	22.83%
2015	0.00%	94,166	20.94	1,972,019	0.37%	-1.63%
2014	0.00%	104,414	21.29	2,222,977	0.17%	0.82%
2013	0.00%	109,490	21.12	2,312,192	0.14%	40.91%
2012	0.00%	123,263	14.99	1,847,369	0.15%	15.50%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.00%	149,972	16.39	2,457,615	3.23%	8.65%
2015	0.00%	159,345	15.08	2,403,404	1.98%	-2.89%
2014	0.00%	157,797	15.53	2,450,888	3.13%	3.88%
2013	0.00%	158,838	14.95	2,374,827	3.32%	-1.12%
2012	0.00%	171,391	15.12	2,591,645	2.51%	12.25%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2016	0.00%	8,359	10.57	88,368	1.59%	2.74%
2015	0.00%	9,858	10.29	101,431	2.19%	-0.08%
2014	0.00%	8,276	10.30	85,225	1.28%	0.77%
2013	0.00%	4,500	10.22	45,987	1.53%	0.33%
2012	0.00%	1,201	10.19	12,233	1.98%	1.86%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.00%	66,901	11.75	786,352	1.69%	2.49%
2015	0.00%	68,178	11.47	781,881	1.79%	-0.34%
2014	0.00%	62,885	11.51	723,647	1.00%	0.49%
2013	0.00%	74,505	11.45	853,150	1.00%	0.11%
2012	0.00%	87,129	11.44	996,655	1.20%	3.52%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.00%	554,649	26.71	14,812,940	0.75%	3.63%
2015	0.00%	581,611	25.77	14,988,613	0.64%	5.09%
2014	0.00%	627,642	24.52	15,391,029	0.72%	8.80%
2013	0.00%	659,843	22.54	14,871,960	0.79%	36.70%
2012	0.00%	719,327	16.49	11,859,790	0.70%	18.68%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2016	0.00%	40,461	15.25	617,135	2.06%	9.52%
2015	0.00%	32,409	13.93	451,337	2.02%	-0.79%
2014	0.00%	21,483	14.04	301,550	2.35%	5.13%
2013	0.00%	10,658	13.35	142,296	2.66%	27.39%
2012	0.00%	2,739	10.48	28,705	3.63%	4.80%	****
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2016	0.00%	22,662	13.06	296,003	2.24%	6.42%
2015	0.00%	19,264	12.27	236,451	2.01%	-0.01%
2014	0.00%	15,689	12.28	192,589	2.35%	4.69%
2013	0.00%	7,215	11.73	84,597	2.68%	13.63%
2012	0.00%	1,421	10.32	14,662	0.91%	3.18%	****
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2016	0.00%	24,017	14.09	338,478	2.21%	7.95%
2015	0.00%	18,883	13.06	246,531	2.04%	-0.39%
2014	0.00%	12,559	13.11	164,612	2.39%	5.36%
2013	0.00%	6,143	12.44	76,421	2.72%	19.69%
2012	0.00%	2,204	10.39	22,908	4.15%	3.94%	****
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2016	0.00%	16,052	11.71	187,914	2.34%	4.35%
2015	0.00%	13,767	11.22	154,452	2.49%	0.45%
2014	0.00%	8,847	11.17	98,811	2.48%	4.08%
2013	0.00%	5,143	10.73	55,190	2.19%	4.96%
2012	0.00%	2,449	10.22	25,039	2.56%	2.24%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2016	0.00%	133,300	$13.64	$1,817,807	2.21%	7.28%
2015	0.00%	125,261	12.71	1,592,255	2.07%	-0.15%
2014	0.00%	98,769	12.73	1,257,446	2.21%	5.31%
2013	0.00%	68,660	12.09	830,082	2.62%	16.78%
2012	0.00%	28,367	10.35	293,668	3.24%	3.52%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2016	0.00%	75,049	14.53	1,090,203	2.18%	8.64%
2015	0.00%	62,008	13.37	829,139	1.93%	-0.59%
2014	0.00%	47,106	13.45	633,601	2.17%	5.11%
2013	0.00%	30,035	12.80	384,359	2.91%	22.56%
2012	0.00%	11,360	10.44	118,619	3.57%	4.42%	****
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2016	0.00%	19,735	12.65	249,691	2.27%	5.83%
2015	0.00%	17,737	11.95	212,041	2.04%	0.16%
2014	0.00%	15,086	11.94	180,061	2.20%	4.88%
2013	0.00%	11,656	11.38	132,653	3.17%	10.68%
2012	0.00%	658	10.28	6,766	2.69%	2.83%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.00%	122,506	15.56	1,905,875	2.09%	1.12%
2015	0.00%	135,204	15.39	2,080,216	1.87%	-3.90%
2014	0.00%	134,015	16.01	2,145,648	3.65%	-8.15%
2013	0.00%	138,906	17.43	2,421,192	1.91%	20.09%
2012	0.00%	138,871	14.51	2,015,574	2.48%	19.56%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.00%	153,650	21.38	3,284,538	2.70%	17.89%
2015	0.00%	175,696	18.13	3,185,945	1.57%	-6.30%
2014	0.00%	184,724	19.35	3,574,810	1.75%	9.17%
2013	0.00%	191,912	17.73	3,402,005	0.00%	35.64%
2012	0.00%	194,189	13.07	2,537,887	1.25%	18.46%
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.00%	262,401	16.00	4,199,117	2.02%	7.35%
2015	0.00%	282,782	14.91	4,215,543	2.67%	-5.36%
2014	0.00%	310,416	15.75	4,889,430	2.99%	28.88%
2013	0.00%	316,816	12.22	3,871,897	1.43%	3.05%
2012	0.00%	368,883	11.86	4,374,989	0.96%	15.79%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2016	0.00%	4,083	12.79	52,227	2.74%	11.54%
2015	0.00%	1,816	11.47	20,826	2.82%	-3.00%
2014	0.00%	1,532	11.82	18,113	2.52%	3.34%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2016	0.00%	15,076	12.30	185,480	1.71%	8.96%
2015	0.00%	10,163	11.29	114,750	2.09%	-1.70%
2014	0.00%	9,110	11.49	104,635	1.93%	2.09%
2013	0.00%	5,403	11.25	60,789	3.00%	12.51%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.00%	30,006	15.24	457,340	1.38%	20.87%
2015	0.00%	16,400	12.61	206,803	1.25%	-4.88%
2014	0.00%	11,466	13.26	152,006	0.98%	4.55%
2013	0.00%	8,256	12.68	104,686	3.24%	26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2016	0.00%	248,793	15.16	3,770,880	2.27%	11.66%
2015	0.00%	205,693	13.57	2,791,960	2.58%	1.16%
2014	0.00%	86,100	13.42	1,155,236	2.64%	13.36%
2013	0.00%	38,933	11.84	460,809	2.75%	18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.00%	157,175	12.33	1,937,818	1.03%	1.22%
2015	0.00%	113,447	12.18	1,381,847	1.57%	0.18%
2014	0.00%	103,745	12.16	1,261,353	1.45%	0.61%
2013	0.00%	150,567	12.08	1,819,527	2.84%	0.62%
2012	0.00%	101,460	12.01	1,218,577	3.02%	4.61%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.00%	22,660	$10.00	$226,585	0.00%	4.16%
2015	0.00%	22,699	9.60	217,906	0.00%	-4.00%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.00%	32,732	23.63	773,577	0.67%	9.86%
2015	0.00%	43,391	21.51	933,435	0.53%	-0.46%
2014	0.00%	51,011	21.61	1,102,469	0.37%	10.38%
2013	0.00%	52,270	19.58	1,023,430	0.71%	37.60%
2012	0.00%	57,585	14.23	819,387	0.22%	10.98%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2016	0.00%	14,041	10.76	151,140	1.64%	6.02%
2015	0.00%	8,177	10.15	83,021	1.42%	-4.54%
2014	0.00%	3,942	10.64	41,925	1.70%	3.00%
2013	0.00%	613	10.33	6,330	0.11%	3.26%	****
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2016	0.00%	14,025	10.58	148,321	1.72%	5.51%
2015	0.00%	11,663	10.02	116,904	1.27%	-9.22%
2014	0.00%	12,941	11.04	142,883	1.23%	1.18%
2013	0.00%	5,791	10.91	63,191	0.00%	9.12%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2016	0.00%	12,793	10.87	139,096	1.59%	6.14%
2015	0.00%	10,119	10.24	103,654	1.46%	-6.46%
2014	0.00%	6,442	10.95	70,547	1.38%	2.75%
2013	0.00%	3,379	10.66	36,014	0.30%	6.58%	****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.00%	104,006	22.01	2,289,611	0.59%	25.09%
2015	0.00%	108,949	17.60	1,917,385	0.77%	-5.49%
2014	0.00%	101,218	18.62	1,884,714	0.68%	9.20%
2013	0.00%	94,251	17.05	1,607,158	0.65%	38.06%
2012	0.00%	93,545	12.35	1,155,401	0.57%	18.75%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.00%	115,932	14.88	1,724,740	1.84%	4.39%
2015	0.00%	123,528	14.25	1,760,505	2.11%	-2.47%
2014	0.00%	202,867	14.61	2,964,387	1.37%	3.30%
2013	0.00%	138,298	14.15	1,956,321	1.67%	-8.48%
2012	0.00%	230,905	15.46	3,568,919	2.45%	7.39%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.00%	116,973	33.06	3,866,811	1.69%	22.85%
2015	0.00%	111,202	26.91	2,992,192	1.68%	-1.43%
2014	0.00%	101,437	27.30	2,769,108	1.18%	16.42%
2013	0.00%	102,237	23.45	2,397,256	1.18%	30.11%
2012	0.00%	129,174	18.02	2,327,849	2.10%	16.33%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.00%	130,171	28.92	3,763,925	0.90%	25.73%
2015	0.00%	140,695	23.00	3,235,789	0.73%	-2.33%
2014	0.00%	152,932	23.55	3,601,102	0.57%	5.12%
2013	0.00%	166,456	22.40	3,728,591	1.03%	40.71%
2012	0.00%	159,620	15.92	2,540,954	0.45%	15.74%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.00%	73,062	21.60	1,578,403	1.65%	7.90%
2015	0.00%	75,586	20.02	1,513,325	1.72%	-2.47%
2014	0.00%	85,970	20.53	1,764,786	1.84%	8.09%
2013	0.00%	98,348	18.99	1,867,751	1.97%	21.10%
2012	0.00%	104,346	15.68	1,636,343	3.71%	10.43%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Primary Shares (FQB)
2016	0.00%	68,273	$16.40	$1,119,922	3.59%	3.82%
2015	0.00%	73,726	15.80	1,164,827	4.29%	-0.24%
2014	0.00%	102,217	15.84	1,618,909	3.77%	3.79%
2013	0.00%	99,887	15.26	1,524,193	4.13%	1.03%
2012	0.00%	84,552	15.10	1,276,978	4.62%	9.72%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.00%	161,229	20.94	3,375,793	0.50%	33.51%
2015	0.00%	164,457	15.68	2,579,169	1.00%	-20.75%
2014	0.00%	155,584	19.79	3,078,848	0.61%	-12.76%
2013	0.00%	219,194	22.68	4,972,339	0.70%	24.15%
2012	0.00%	252,178	18.27	4,607,964	0.79%	4.73%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.00%	245,479	20.82	5,110,006	2.37%	17.90%
2015	0.00%	238,610	17.66	4,212,824	3.08%	-4.09%
2014	0.00%	248,943	18.41	4,582,610	2.86%	8.65%
2013	0.00%	246,209	16.94	4,171,580	2.50%	28.01%
2012	0.00%	243,481	13.24	3,222,652	2.98%	17.19%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.00%	46,792	18.69	874,655	1.34%	5.28%
2015	0.00%	53,504	17.76	949,984	1.70%	-0.31%
2014	0.00%	55,145	17.81	982,182	1.53%	4.35%
2013	0.00%	56,774	17.07	969,048	1.63%	13.39%
2012	0.00%	57,481	15.05	865,240	1.48%	11.69%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.00%	141,218	19.50	2,754,164	1.39%	6.04%
2015	0.00%	146,564	18.39	2,695,553	1.78%	-0.37%
2014	0.00%	145,778	18.46	2,690,950	1.53%	4.66%
2013	0.00%	155,439	17.64	2,741,416	1.76%	15.95%
2012	0.00%	159,771	15.21	2,430,109	2.02%	13.19%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.00%	174,747	20.45	3,573,994	1.53%	6.52%
2015	0.00%	153,221	19.20	2,941,922	1.67%	-0.34%
2014	0.00%	154,585	19.27	2,978,108	1.51%	4.86%
2013	0.00%	149,692	18.37	2,750,146	1.76%	21.50%
2012	0.00%	140,028	15.12	2,117,427	1.89%	15.48%
VIP Growth Portfolio - Service Class (FGS)
2016	0.00%	169,718	22.91	3,888,703	0.00%	0.71%
2015	0.00%	164,802	22.75	3,749,309	0.17%	7.05%
2014	0.00%	143,123	21.25	3,041,593	0.10%	11.19%
2013	0.00%	140,810	19.11	2,691,329	0.20%	36.20%
2012	0.00%	148,037	14.03	2,077,386	0.53%	14.54%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.00%	287,884	16.30	4,693,052	2.30%	4.63%
2015	0.00%	288,795	15.58	4,499,667	2.42%	-0.71%
2014	0.00%	311,903	15.69	4,894,243	2.28%	5.75%
2013	0.00%	291,896	14.84	4,331,098	2.29%	-1.89%
2012	0.00%	313,387	15.12	4,739,527	2.18%	5.77%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.00%	300,239	27.94	8,388,022	0.44%	12.11%
2015	0.00%	306,092	24.92	7,627,642	0.39%	-1.50%
2014	0.00%	340,307	25.30	8,609,359	0.16%	6.20%
2013	0.00%	361,990	23.82	8,623,552	0.42%	36.06%
2012	0.00%	382,250	17.51	6,692,700	0.50%	14.75%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.00%	208,314	8.97	1,868,893	1.38%	-5.12%
2015	0.00%	214,321	9.46	2,026,574	1.25%	-5.44%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.00%	6,830	$21.97	$150,072	0.94%	9.48%
2015	0.00%	10,501	20.07	210,756	0.88%	-3.05%
2014	0.00%	12,114	20.70	250,790	1.00%	6.69%
2013	0.00%	9,820	19.40	190,546	0.80%	30.44%
2012	0.00%	11,532	14.88	171,540	0.51%	27.10%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	0.00%	1,501	11.96	17,956	0.28%	4.34%
2015	0.00%	1,557	11.47	17,852	0.06%	-5.82%
2014	0.00%	2,785	12.17	33,903	0.04%	3.95%
2013	0.00%	567	11.71	6,640	0.06%	13.57%
2012	0.00%	354	10.31	3,651	0.00%	3.12%	****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.00%	228,528	15.66	3,579,358	1.04%	0.08%
2015	0.00%	231,643	15.65	3,625,174	1.30%	3.94%
2014	0.00%	243,058	15.06	3,659,480	1.11%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.00%	50,417	9.21	464,548	1.00%	-2.12%
2015	0.00%	14,374	9.41	135,309	0.46%	3.43%
2014	0.00%	2,370	9.10	21,569	0.01%	-8.99%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.00%	206,612	23.25	4,803,252	1.13%	11.62%
2015	0.00%	209,415	20.83	4,361,729	0.93%	3.33%
2014	0.00%	215,290	20.16	4,339,657	0.82%	10.70%
2013	0.00%	222,150	18.21	4,044,997	1.11%	31.77%
2012	0.00%	233,934	13.82	3,232,513	0.94%	16.87%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.00%	106,704	27.66	2,951,561	0.50%	18.05%
2015	0.00%	106,633	23.43	2,498,551	0.88%	-5.90%
2014	0.00%	87,944	24.90	2,189,817	0.85%	11.93%
2013	0.00%	87,394	22.25	1,944,123	0.92%	41.01%
2012	0.00%	85,770	15.78	1,353,048	0.57%	17.99%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.00%	34,280	10.89	373,168	4.99%	6.53%
2015	0.00%	37,480	10.22	382,984	5.78%	-2.26%
2014	0.00%	35,491	10.45	371,046	4.02%	2.84%
2013	0.00%	57,082	10.17	580,300	5.33%	-0.13%
2012	0.00%	41,999	10.18	427,530	0.00%	1.80%	****
All Asset Portfolio - Administrative Class (PMVAAA)
2016	0.00%	44,494	11.10	493,966	2.84%	12.93%
2015	0.00%	36,417	9.83	358,008	3.47%	-8.99%
2014	0.00%	36,285	10.80	391,932	5.74%	0.47%
2013	0.00%	26,394	10.75	283,750	4.62%	0.27%
2012	0.00%	31,673	10.72	339,574	5.66%	7.21%	****
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2016	0.00%	8,226	6.36	52,293	1.13%	15.16%
2015	0.00%	5,371	5.52	29,650	4.38%	-25.70%
2014	0.00%	3,732	7.43	27,730	0.29%	-25.70%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2016	0.00%	40,867	12.35	504,829	1.16%	3.01%
2015	0.00%	110,041	11.99	1,319,665	1.45%	-7.08%
2014	0.00%	63,127	12.91	814,753	2.17%	0.40%
2013	0.00%	229,016	12.85	2,943,988	1.87%	-6.47%
2012	0.00%	59,609	13.74	819,308	5.32%	5.50%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.00%	228,594	12.75	2,915,145	1.49%	1.41%
2015	0.00%	212,047	12.58	2,666,632	3.44%	0.31%
2014	0.00%	222,542	12.54	2,789,995	1.14%	0.85%
2013	0.00%	214,043	12.43	2,660,855	1.51%	-0.13%
2012	0.00%	232,635	12.45	2,895,820	1.92%	5.86%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.00%	204,109	$11.68	$2,384,159	1.98%	2.69%
2015	0.00%	109,359	11.38	1,243,993	5.33%	0.44%
2014	0.00%	98,968	11.33	1,120,910	2.17%	4.27%
2013	0.00%	113,551	10.86	1,233,401	2.18%	-1.96%
2012	0.00%	169,537	11.08	1,878,256	2.55%	9.60%
VT Growth & Income Fund: Class IB (PVGIB)
2016	0.00%	832	19.16	15,937	1.66%	15.02%
2015	0.00%	842	16.65	14,023	1.82%	-7.53%
2014	0.00%	851	18.01	15,327	1.30%	10.73%
2013	0.00%	864	16.26	14,053	1.62%	35.68%
2012	0.00%	879	11.99	10,537	1.69%	19.14%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.00%	326	10.14	3,307	0.00%	1.44%	****
VT Voyager Fund: Class IB (PVTVB)
2015	0.00%	139	20.66	2,872	1.05%	-6.11%
2014	0.00%	131	22.01	2,883	0.69%	9.72%
2013	0.00%	129	20.06	2,588	0.70%	43.72%
2012	0.00%	286	13.96	3,992	0.31%	14.23%
VI American Franchise Fund - Series I Shares (ACEG)
2016	0.00%	36,616	15.91	582,603	0.00%	2.27%
2015	0.00%	44,187	15.56	687,477	0.00%	5.01%
2014	0.00%	43,448	14.82	643,748	0.04%	8.44%
2013	0.00%	37,656	13.66	514,508	0.43%	40.14%
2012	0.00%	44,194	9.75	430,895	0.00%	-2.50%	****
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2016	0.00%	1,363	14.73	20,081	0.10%	13.43%
2015	0.00%	683	12.99	8,871	0.37%	-4.03%
2014	0.00%	1,223	13.53	16,551	0.03%	4.43%
2013	0.00%	2,892	12.96	37,476	0.43%	28.81%
2012	0.00%	169	10.06	1,700	0.06%	0.60%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.00%	15,215	10.60	161,328	0.09%	-0.48%
2015	0.00%	19,902	10.65	212,050	0.75%	1.85%
2014	0.00%	124,585	10.46	1,303,325	0.00%	4.66%
2013	0.00%	2,000	10.00	19,991	0.00%	-0.04%	****
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	1,062	10.98	11,658	0.65%	9.78%	****
T. Rowe Price Health Sciences Portfolio (TRHSP)
2016	0.00%	35,572	22.04	783,859	0.00%	-10.48%
2015	0.00%	23,213	24.62	571,421	0.00%	12.76%
2014	0.00%	20,677	21.83	451,399	0.00%	31.57%
2013	0.00%	9,812	16.59	162,812	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2016	0.00%	68,837	30.50	2,099,845	0.00%	-10.72%
2015	0.00%	145,936	34.17	4,985,981	0.00%	12.47%
2014	0.00%	139,529	30.38	4,238,528	0.00%	31.22%
2013	0.00%	140,445	23.15	3,251,228	0.00%	50.51%
2012	0.00%	96,300	15.38	1,481,151	0.00%	31.00%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.00%	133,664	8.40	1,122,784	0.34%	43.71%
2015	0.00%	211,248	5.85	1,234,779	0.03%	-33.45%
2014	0.00%	147,317	8.78	1,293,818	0.09%	-19.10%
2013	0.00%	198,708	10.86	2,157,245	0.49%	10.53%
2012	0.00%	120,524	9.82	1,183,754	0.71%	-1.78%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.00%	356,193	$12.13	$4,320,373	0.58%	-2.57%
2015	0.00%	416,310	12.45	5,182,645	0.36%	-8.35%
2014	0.00%	424,855	13.58	5,770,628	0.50%	-5.26%
2013	0.00%	469,207	14.34	6,727,189	1.28%	25.13%
2012	0.00%	453,600	11.46	5,197,286	1.14%	19.18%
Variable Insurance Portfolios - Balanced (WRBP)
2016	0.00%	134	17.44	2,336	1.68%	2.03%
2015	0.00%	305	17.09	5,212	0.91%	-0.32%
2014	0.00%	318	17.15	5,452	0.94%	7.57%
2013	0.00%	310	15.94	4,941	1.47%	23.70%
2012	0.00%	296	12.88	3,814	0.61%	11.74%
Variable Insurance Portfolios - Bond (WRBDP)
2016	0.00%	212	14.01	2,971	2.35%	4.03%
2015	0.00%	191	13.47	2,573	2.84%	0.20%
2014	0.00%	168	13.44	2,258	3.74%	4.34%
2013	0.00%	144	12.88	1,855	3.38%	-2.09%
2012	0.00%	119	13.16	1,566	3.07%	5.78%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.00%	220	19.21	4,227	0.36%	-0.69%
2014	0.00%	244	19.35	4,721	0.49%	9.68%
2013	0.00%	252	17.64	4,445	0.55%	33.51%
2012	0.00%	259	13.21	3,422	0.00%	18.60%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2016	0.00%	284	6.14	1,745	0.68%	23.81%
2015	0.00%	250	4.96	1,240	0.10%	-22.39%
2014	0.00%	202	6.39	1,292	0.00%	-13.04%
2013	0.00%	167	7.35	1,228	0.00%	7.80%
2012	0.00%	135	6.82	921	0.00%	1.88%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	239	19.09	4,562	0.11%	7.17%
2014	0.00%	266	17.81	4,737	0.41%	11.81%
2013	0.00%	274	15.93	4,364	0.44%	36.46%
2012	0.00%	282	11.67	3,292	0.00%	12.74%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.00%	55,419	20.58	1,140,568	7.33%	16.19%
2015	0.00%	51,791	17.71	917,410	5.48%	-6.50%
2014	0.00%	55,274	18.95	1,047,225	4.80%	1.90%
2013	0.00%	59,389	18.59	1,104,160	4.45%	10.50%
2012	0.00%	28,342	16.83	476,868	0.13%	18.64%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.00%	12,274	22.33	274,126	0.00%	6.12%
2015	0.00%	20,212	21.05	425,396	0.00%	-5.78%
2014	0.00%	17,346	22.34	387,470	0.00%	7.87%
2013	0.00%	14,745	20.71	305,341	0.00%	29.94%
2012	0.00%	3,637	15.94	57,963	0.00%	13.56%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2016	0.00%	502	16.84	8,455	1.48%	4.80%
2015	0.00%	457	16.07	7,344	2.69%	0.34%
2014	0.00%	413	16.02	6,614	0.83%	4.86%
2013	0.00%	363	15.27	5,544	1.25%	27.13%
2012	0.00%	304	12.01	3,652	0.91%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2016	0.00%	413	16.38	6,763	1.55%	4.52%
2015	0.00%	357	15.67	5,593	2.24%	0.06%
2014	0.00%	291	15.66	4,556	0.99%	4.61%
2013	0.00%	199	14.97	2,979	1.12%	23.81%
2012	0.00%	132	12.09	1,596	0.64%	10.82%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	0.00%	188	$22.96	$4,316	0.00%	1.54%
2015	0.00%	168	22.61	3,798	0.00%	-2.88%
2014	0.00%	152	23.28	3,538	0.00%	2.91%
2013	0.00%	134	22.62	3,031	0.00%	56.38%
2012	0.00%	119	14.46	1,721	0.00%	27.83%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2016	0.00%	129	17.80	2,296	0.00%	2.91%
2015	0.00%	120	17.30	2,076	0.00%	1.88%
2014	0.00%	109	16.98	1,850	0.00%	1.59%
2013	0.00%	99	16.71	1,654	0.00%	43.36%
2012	0.00%	87	11.66	1,014	0.00%	5.16%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.00%	12,332	26.57	327,630	0.00%	7.75%
2015	0.00%	13,119	24.66	323,480	0.00%	-2.88%
2014	0.00%	22,462	25.39	570,289	0.00%	-1.88%
2013	0.00%	25,795	25.87	667,439	0.00%	50.23%
2012	0.00%	25,562	17.22	440,269	0.00%	7.87%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	179,967	20.71	3,726,617	1.34%	27.34%
2012	0.00%	168,441	16.26	2,739,153	2.07%	21.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	84,692	19.12	1,619,276	1.97%	-0.97%
2012	0.00%	79,918	19.31	1,542,997	1.41%	13.16%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	123,410	18.24	2,250,570	2.34%	22.98%
2012	0.00%	124,579	14.83	1,847,383	3.04%	18.30%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	148,779	20.70	3,079,800	4.80%	1.64%
2012	0.00%	159,924	20.37	3,257,230	6.07%	15.06%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	46,600	21.46	1,000,024	0.52%	11.45%
2013	0.00%	51,136	19.25	984,607	0.62%	30.29%
2012	0.00%	54,370	14.78	803,489	0.45%	16.97%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	147,951	18.20	2,693,098	6.02%	6.94%
2012	0.00%	193,522	17.02	3,294,093	7.09%	14.71%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	146,067	19.48	2,845,602	1.13%	0.75%
2012	0.00%	159,093	19.34	3,076,235	0.40%	17.24%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	36,553	11.23	410,599	0.55%	17.81%
2012	0.00%	32,228	9.53	307,280	0.94%	15.58%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	128,583	16.56	2,128,718	1.24%	-8.18%
2013	0.00%	130,842	18.03	2,358,996	1.31%	30.30%
2012	0.00%	134,487	13.84	1,860,855	1.72%	20.67%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	55,258	11.84	654,333	2.88%	21.27%
2012	0.00%	51,348	9.76	501,384	3.00%	18.29%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	202,712	12.17	2,466,317	1.26%	21.34%
2012	0.00%	210,720	10.03	2,112,840	0.61%	15.78%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	111,298	12.78	1,421,854	2.27%	21.42%
2012	0.00%	117,243	10.52	1,233,555	0.36%	17.24%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	20,150	$15.81	$318,654	0.76%	4.67%
2014	0.00%	7,617	15.11	115,084	0.26%	11.33%
2013	0.00%	25,511	13.57	346,216	0.81%	29.74%
2012	0.00%	6,308	10.46	65,984	0.81%	14.02%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	14,088	16.13	227,175	0.00%	3.47%
2013	0.00%	14,012	15.58	218,370	0.00%	45.83%
2012	0.00%	17,474	10.69	186,736	0.00%	8.82%

2016	Contract owners’ equity:				$357,601,295
2015	Contract owners’ equity:				$341,070,770
2014	Contract owners’ equity:				$354,611,249
2013	Contract owners’ equity:				$351,781,058
2012	Contract owners’ equity:				$296,273,260
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.